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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.7%
		Basic Materials: 1.6%
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$2,634,058	0.1
4,000,000		ArcelorMittal, 6.000%, 03/01/21	4,220,000	0.1
300,000		Ashland, Inc., 4.750%, 08/15/22	294,000	0.0
5,151,000		Barrick Gold Corp., 4.100%, 05/01/23	4,959,671	0.1
2,279,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	2,510,063	0.1
4,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	3,860,000	0.1
4,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	4,085,000	0.1
8,892,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	8,923,362	0.2
5,492,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	5,647,248	0.1
2,368,000	#	Glencore Funding LLC, 4.125%, 05/30/23	2,348,466	0.1
5,715,000		Goldcorp, Inc., 3.700%, 03/15/23	5,613,439	0.1
4,000,000		Huntsman International LLC, 4.875%, 11/15/20	3,960,000	0.1
4,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	3,950,000	0.1
5,634,000		International Paper Co., 4.800%, 06/15/44	5,477,888	0.1
4,565,000		LYB International Finance BV, 4.000%, 07/15/23	4,732,914	0.1
2,302,000		Monsanto Co., 4.400%, 07/15/44	2,290,771	0.0
1,860,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	1,916,730	0.0
3,517,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,531,427	0.1
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,847,371	0.0
			72,802,408	1.6

		Communications: 3.6%
4,479,000	L	AT&T, Inc., 3.900%, 03/11/24	4,567,944	0.1
2,270,000		AT&T, Inc., 4.800%, 06/15/44	2,241,798	0.0
2,392,000		AT&T, Inc., 5.350%, 09/01/40	2,545,554	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,617,312	0.1
4,488,000		CBS Corp., 3.700%, 08/15/24	4,442,429	0.1
4,000,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,020,000	0.1
2,415,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	2,445,144	0.0
540,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	539,325	0.0
6,198,000		CenturyLink, Inc., 5.625%, 04/01/20	6,416,479	0.1
4,000,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	3,985,000	0.1
4,804,000	#	COX Communications, Inc., 4.500%, 06/30/43	4,545,045	0.1
3,818,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,887,675	0.1
3,069,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,114,611	0.1
1,215,000		DISH DBS Corp., 4.250%, 04/01/18	1,221,075	0.0
4,000,000		DISH DBS Corp., 5.125%, 05/01/20	4,020,000	0.1
4,221,000		eBay, Inc., 2.875%, 08/01/21	4,138,737	0.1
3,962,000		eBay, Inc., 4.000%, 07/15/42	3,478,680	0.1
3,343,000	#	Gannett Co., Inc., 5.125%, 10/15/19	3,384,787	0.1
2,440,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,580,300	0.1
1,652,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,600,441	0.0
1,541,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,530,945	0.0
4,392,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	4,297,036	0.1
975,000	#	Netflix, Inc., 5.750%, 03/01/24	1,009,125	0.0
3,535,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,449,435	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,573,250	0.1
2,500,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,537,500	0.1
1,275,000	#	Sprint Corp., 7.125%, 06/15/24	1,289,344	0.0
1,275,000	#	Sprint Corp., 7.875%, 09/15/23	1,357,875	0.0
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,471,179	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,025,850	0.1
7,864,000		Time Warner Cable, Inc., 5.875%, 11/15/40	9,286,047	0.2
6,773,000		Time Warner, Inc., 4.050%, 12/15/23	6,956,569	0.1
7,225,000		Time Warner, Inc., 5.350%, 12/15/43	7,810,247	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,186,000		Time Warner, Inc., 6.500%, 11/15/36	$1,431,507	0.0
4,000,000		T-Mobile USA, Inc., 6.250%, 04/01/21	4,055,000	0.1
6,504,000		Verizon Communications, Inc., 4.150%, 03/15/24	6,717,585	0.1
2,705,000	#	Verizon Communications, Inc., 4.862%, 08/21/46	2,719,239	0.1
2,318,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	2,339,071	0.0
5,179,000		Verizon Communications, Inc., 5.050%, 03/15/34	5,497,529	0.1
12,707,000		Verizon Communications, Inc., 5.150%, 09/15/23	14,064,832	0.3
5,172,000		Verizon Communications, Inc., 6.550%, 09/15/43	6,471,237	0.1
6,063,000		Viacom, Inc., 4.250%, 09/01/23	6,258,653	0.1
5,103,000		Viacom, Inc., 4.375%, 03/15/43	4,716,764	0.1
4,719,000		WPP Finance 2010, 3.750%, 09/19/24	4,665,133	0.1
			171,323,288	3.6

		Consumer, Cyclical: 1.1%
4,710,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/44	4,622,220	0.1
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,215,512	0.0
4,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,380,000	0.1
1,380,000		Ford Motor Co., 4.750%, 01/15/43	1,386,513	0.0
4,318,000		Johnson Controls, Inc., 4.625%, 07/02/44	4,239,395	0.1
2,384,000		Kohl's Corp., 4.750%, 12/15/23	2,534,128	0.0
4,000,000		Lennar Corp., 4.500%, 06/15/19	3,975,000	0.1
4,000,000		LKQ Corp., 4.750%, 05/15/23	3,890,000	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,983,640	0.1
2,840,000		MGM Resorts International, 6.750%, 10/01/20	3,031,700	0.1
3,253,000		Ross Stores, Inc., 3.375%, 09/15/24	3,235,509	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,588,485	0.1
63,580	±	United Air Lines, Inc., 9.350%, 04/07/16	14,941	0.0
5,758,000		Yum! Brands, Inc., 3.875%, 11/01/23	5,803,454	0.1
6,097,000		Yum! Brands, Inc., 5.350%, 11/01/43	6,656,296	0.1
			53,556,793	1.1

		Consumer, Non-cyclical: 4.4%
5,988,000	#	Actavis Funding SCS, 3.850%, 06/15/24	5,817,899	0.1
6,948,000	#	Actavis Funding SCS, 4.850%, 06/15/44	6,552,478	0.1
2,149,000		Altria Group, Inc., 4.000%, 01/31/24	2,197,802	0.1
4,283,000		Altria Group, Inc., 5.375%, 01/31/44	4,580,651	0.1
5,671,000		Amgen, Inc., 3.625%, 05/22/24	5,639,254	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,705,385	0.0
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,224,628	0.0
484,000	#	Amsurg Corp., 5.625%, 07/15/22	481,580	0.0
1,550,000		ARAMARK Corp., 5.750%, 03/15/20	1,596,500	0.0
3,807,000		CareFusion Corp., 3.875%, 05/15/24	3,810,171	0.1
5,368,000		Celgene Corp., 3.250%, 08/15/22	5,342,336	0.1
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	3,935,000	0.1
965,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,075,372	0.0
3,663,000		Express Scripts Holding Co., 3.500%, 06/15/24	3,595,029	0.1
2,000,000		HCA, Inc., 5.875%, 03/15/22	2,107,500	0.0
2,000,000		HCA, Inc., 6.500%, 02/15/20	2,187,500	0.1
750,000		HCA, Inc., 7.500%, 02/15/22	845,625	0.0
580,000		Healthsouth Corp., 7.250%, 10/01/18	601,025	0.0
6,835,000		HJ Heinz Co., 4.250%, 10/15/20	6,809,369	0.1
2,717,000		Humana, Inc., 3.150%, 12/01/22	2,657,636	0.1
6,696,000		McKesson Corp., 3.796%, 03/15/24	6,767,132	0.1
3,813,000		Medtronic, Inc., 3.625%, 03/15/24	3,900,295	0.1
3,688,000		Pfizer, Inc., 3.400%, 05/15/24	3,691,161	0.1
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,393,772	0.1
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,678,320	0.6
3,265,000		Reynolds American, Inc., 4.850%, 09/15/23	3,484,872	0.1
2,600,000		Reynolds American, Inc., 6.750%, 06/15/17	2,936,422	0.1
4,000,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	4,240,000	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
5,691,000		St Jude Medical, Inc., 4.750%, 04/15/43	$5,816,327	0.1
3,395,000		Synchrony Financial, 3.750%, 08/15/21	3,429,184	0.1
3,681,000		Synchrony Financial, 3.000%, 08/15/19	3,694,347	0.1
6,643,000		Synchrony Financial, 4.250%, 08/15/24	6,653,735	0.1
6,045,000		Sysco Corp., 3.500%, 10/02/24	6,079,589	0.1
3,811,000		Sysco Corp., 4.350%, 10/02/34	3,879,099	0.1
4,654,000		Tyson Foods, Inc., 3.950%, 08/15/24	4,672,751	0.1
3,323,000		Tyson Foods, Inc., 5.150%, 08/15/44	3,451,813	0.1
2,440,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,677,900	0.1
4,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	3,995,000	0.1
3,640,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,853,850	0.1
7,851,000		WellPoint, Inc., 3.500%, 08/15/24	7,674,761	0.2
4,892,000		WellPoint, Inc., 4.625%, 05/15/42	4,784,126	0.1
1,888,000		WellPoint, Inc., 4.650%, 08/15/44	1,841,978	0.0
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,248,588	0.1
10,393,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	10,553,572	0.2
2,105,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	2,139,833	0.1
4,106,000		Zoetis, Inc., 4.700%, 02/01/43	4,144,572	0.1
			206,445,739	4.4

		Energy: 3.2%
4,000,000		Access Midstream Partners L.P. / ACMP Finance Corp., 5.875%, 04/15/21	4,240,000	0.1
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	1,553,562	0.0
1,956,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	2,215,209	0.1
3,949,000		Cenovus Energy, Inc., 3.800%, 09/15/23	4,042,607	0.1
4,150,000		Chesapeake Energy Corp., 6.625%, 08/15/20	4,598,200	0.1
3,409,000		Continental Resources, Inc./OK, 3.800%, 06/01/24	3,346,820	0.1
3,871,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	3,704,713	0.1
2,309,000	L	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,148,328	0.0
5,393,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	5,384,641	0.1
4,760,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,745,063	0.1
4,041,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	4,072,572	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,802,892	0.1
2,542,000		Enbridge, Inc., 3.500%, 06/10/24	2,507,103	0.1
3,402,000		Enbridge, Inc., 4.000%, 10/01/23	3,529,840	0.1
1,439,000		Enbridge, Inc., 4.500%, 06/10/44	1,406,801	0.0
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,664,962	0.1
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	819,982	0.0
5,000,000		Energy Transfer Partners L.P., 5.150%, 02/01/43	4,848,100	0.1
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	714,711	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,829,672	0.1
4,375,000		Ensco PLC, 4.500%, 10/01/24	4,399,771	0.1
3,351,000		EQT Midstream Partners L.P., 4.000%, 08/01/24	3,310,838	0.1
2,619,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,577,751	0.1
4,000,000	±	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–
3,253,000		Halliburton Co., 4.750%, 08/01/43	3,436,616	0.1
5,000,000		Kinder Morgan Energy Partners L.P., 4.150%, 02/01/24	4,969,505	0.1
3,326,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	3,296,987	0.1
4,625,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	4,551,301	0.1
2,271,000		Marathon Petroleum Corp., 5.000%, 09/15/54	2,165,751	0.0
5,151,000		Marathon Petroleum Corp., 6.500%, 03/01/41	6,140,729	0.1
1,510,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,519,817	0.0
1,560,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,524,217	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
5,368,000		Petrobras Global Finance BV, 4.375%, 05/20/23	$5,043,397	0.1
1,315,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,278,838	0.0
1,315,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,341,300	0.0
4,586,000		Rowan Cos, Inc., 5.850%, 01/15/44	4,529,079	0.1
3,325,000		SandRidge Energy, Inc., 7.500%, 03/15/21	3,258,500	0.1
1,254,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	1,355,811	0.0
3,605,000		Transocean, Inc., 2.500%, 10/15/17	3,607,487	0.1
9,500,000	L	Transocean, Inc., 3.800%, 10/15/22	8,735,925	0.2
6,159,000		Weatherford International Ltd., 5.950%, 04/15/42	6,638,417	0.1
1,357,000		Weatherford International Ltd., 6.750%, 09/15/40	1,594,284	0.0
3,121,000		Williams Partners L.P., 4.500%, 11/15/23	3,268,480	0.1
366,000		Williams Partners L.P., 6.300%, 04/15/40	427,772	0.0
3,608,000		Williams Cos, Inc./The, 4.550%, 06/24/24	3,577,245	0.1
			148,725,596	3.2

		Financial: 7.8%
8,766,400		Aegon NV, 2.722%, 07/29/49	8,036,904	0.2
5,949,000		American International Group, Inc., 3.375%, 08/15/20	6,136,667	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	551,375	0.0
2,158,000		American International Group, Inc., 5.850%, 01/16/18	2,429,783	0.1
459,000		American International Group, Inc., 8.175%, 05/15/68	620,797	0.0
3,514,000		Air Lease Corp., 3.875%, 04/01/21	3,566,710	0.1
6,726,000		Air Lease Corp., 4.250%, 09/15/24	6,633,517	0.1
100,000		Ally Financial, Inc., 4.625%, 06/26/15	101,640	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,811,500	0.1
6,781,000		American Tower Corp., 3.400%, 02/15/19	6,936,332	0.1
7,982,000		American Tower Corp., 3.450%, 09/15/21	7,838,723	0.2
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,145,363	0.0
4,718,000		Bank of America Corp., 4.125%, 01/22/24	4,815,030	0.1
9,684,000		Bank of America Corp., 4.200%, 08/26/24	9,599,197	0.2
5,237,000		Bank of America Corp., 4.000%, 04/01/24	5,299,315	0.1
4,418,000		Bank of America Corp., 5.000%, 01/21/44	4,679,033	0.1
3,251,000		Barclays PLC, 4.375%, 09/11/24	3,155,843	0.1
5,766,000	#	BPCE SA, 5.150%, 07/21/24	5,954,992	0.1
5,656,000	L	Citigroup, Inc., 4.000%, 08/05/24	5,550,063	0.1
8,436,000		Citigroup, Inc., 5.500%, 09/13/25	9,220,236	0.2
5,016,000		Citigroup, Inc., 6.675%, 09/13/43	6,169,715	0.1
5,616,000		Comerica, Inc., 3.800%, 07/22/26	5,547,766	0.1
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,355,850	0.1
13,581,000	#	Credit Suisse AG, 6.500%, 08/08/23	14,803,969	0.3
4,307,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	4,427,290	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,132,796	0.0
7,370,000		Equity One, Inc., 3.750%, 11/15/22	7,324,306	0.2
4,483,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	4,702,313	0.1
1,248,000		Ford Motor Co., 3.000%, 06/12/17	1,288,953	0.0
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	2,042,793	0.0
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,935,537	0.0
2,200,000		General Electric Capital Corp., 6.250%, 12/15/49	2,380,739	0.1
8,300,000		General Electric Capital Corp., 7.125%, 12/15/49	9,621,800	0.2
2,270,000		Genworth Holdings, Inc., 4.800%, 02/15/24	2,333,851	0.1
1,167,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,205,141	0.0
200,000		GMAC, Inc., 6.750%, 12/01/14	201,500	0.0
2,391,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,450,863	0.1
6,068,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	6,043,686	0.1
7,571,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	7,636,436	0.2
6,343,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	7,557,919	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
7,200,000		Government Properties Income Trust, 3.750%, 08/15/19	$7,259,054	0.2
4,896,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	6,420,316	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,792,293	0.1
8,469,000		HCP, Inc., 3.875%, 08/15/24	8,315,864	0.2
4,760,000		Highwoods Realty L.P., 3.200%, 06/15/21	4,691,042	0.1
6,701,000	L	HSBC Holdings PLC, 5.625%, 12/29/49	6,662,469	0.1
3,800,000		HSBC Holdings PLC, 6.375%, 12/29/49	3,800,000	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,489,750	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,875,218	0.1
5,006,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	5,191,287	0.1
5,826,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	5,671,582	0.1
2,957,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,174,677	0.1
5,304,000		JPMorgan Chase & Co., 3.875%, 09/10/24	5,197,034	0.1
3,878,000		JPMorgan Chase & Co., 5.000%, 12/29/49	3,795,053	0.1
4,554,000		JPMorgan Chase & Co., 6.100%, 10/29/49	4,522,090	0.1
7,486,000		JPMorgan Chase & Co., 6.000%, 12/29/49	7,401,783	0.2
3,837,000		JPMorgan Chase & Co., 6.125%, 12/29/49	3,815,897	0.1
6,692,000		Kimco Realty Corp., 3.125%, 06/01/23	6,442,964	0.1
11,494,000		Morgan Stanley, 3.875%, 04/29/24	11,508,184	0.2
5,941,000		Morgan Stanley, 5.000%, 11/24/25	6,223,055	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,480,050	0.0
3,455,000	#	Nordea Bank AB, 6.125%, 12/29/49	3,398,898	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,766,448	0.1
6,656,000		Simon Property Group L.P., 3.375%, 10/01/24	6,581,033	0.1
7,596,000		Simon Property Group L.P., 4.250%, 10/01/44	7,297,751	0.2
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,260,000	0.1
5,931,000		UBS AG/Stamford CT, 7.625%, 08/17/22	6,902,338	0.1
8,802,000		US Bancorp/MN, 3.600%, 09/11/24	8,718,962	0.2
5,719,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	5,716,953	0.1
8,861,000		Wells Fargo & Co., 4.100%, 06/03/26	8,844,979	0.2
3,027,000		Wells Fargo & Co., 5.375%, 11/02/43	3,323,891	0.1
4,487,000		Wells Fargo & Co., 5.900%, 12/29/49	4,582,349	0.1
			365,369,507	7.8

		Industrial: 0.6%
4,853,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	4,871,490	0.1
4,100,000		BE Aerospace, Inc., 5.250%, 04/01/22	4,438,250	0.1
750,000		BE Aerospace, Inc., 6.875%, 10/01/20	804,375	0.0
3,457,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	3,468,508	0.1
1,425,000		Case New Holland, Inc., 7.875%, 12/01/17	1,590,656	0.0
2,535,000		Eaton Corp., 2.750%, 11/02/22	2,456,207	0.0
4,587,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	4,820,350	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,545,920	0.1
2,600,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	2,607,213	0.1
			27,602,969	0.6

		Technology: 0.4%
2,764,000		Apple Inc., 4.450%, 05/06/44	2,838,028	0.1
5,779,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	5,707,872	0.1
2,449,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,517,415	0.1
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,191,500	0.0
4,589,000		Oracle Corp., 3.625%, 07/15/23	4,719,709	0.1
352,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	386,320	0.0
			18,360,844	0.4

		Utilities: 1.0%
337,000		AES Corp., 8.000%, 10/15/17	379,125	0.0
1,809,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,809,767	0.0
6,390,000	#	Calpine Corp., 6.000%, 01/15/22	6,757,425	0.1
1,428,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,315,599	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
431,000		Duke Energy Corp., 3.950%, 10/15/23	$449,499	0.0
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,566,573	0.1
3,350,000		Exelon Generation Co. LLC, 4.250%, 06/15/22	3,458,892	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,415,760	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,192,263	0.0
46,671	#	Juniper Generation, LLC, 6.790%, 12/31/14	46,254	0.0
2,520,000		Metropolitan Edison, 7.700%, 01/15/19	3,030,910	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,894,832	0.1
3,487,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,528,719	0.1
2,682,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,721,157	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,990,326	0.0
380,000		Nisource Finance Corp., 6.125%, 03/01/22	445,713	0.0
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	46,035	0.0
3,323,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	3,306,601	0.1
2,684,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	2,650,340	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,548,317	0.1
2,420,000		TransAlta Corp., 4.500%, 11/15/22	2,428,197	0.0
			46,982,304	1.0

	Total Corporate Bonds/Notes (Cost $1,085,413,911)		1,111,169,448	23.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.3%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,414,117	0.1
921,267		American Home Mortgage Investment Trust, 2.331%, 02/25/45	932,342	0.0
4,900,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	5,051,283	0.1
967,552		Banc of America Funding Corp., 2.631%, 05/25/35	995,732	0.0
680,994		Banc of America Funding Corp., 6.000%, 08/25/37	617,351	0.0
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	3,215,358	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	2,647,636	0.1
2,250,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	2,260,429	0.1
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.859%, 07/10/42	5,186,692	0.1
3,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.859%, 07/10/42	3,409,838	0.1
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.915%, 03/11/41	2,218,841	0.0
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.915%, 03/11/41	1,522,383	0.0
1,435,913		Banc of America Mortgage 2005-J Trust, 2.798%, 11/25/35	1,335,337	0.0
122,950		Banc of America Mortgage Securities, Inc., 2.623%, 07/25/33	124,257	0.0
3,125,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	3,369,370	0.1
1,590,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.523%, 07/10/43	1,623,109	0.0
3,150,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.230%, 11/10/38	3,277,471	0.1
7,700,717		BCAP LLC Trust 2007-AA2, 0.365%, 05/25/47	5,918,417	0.1
3,059,489		Bear Stearns Adjustable Rate Mortgage Trust, 2.430%, 10/25/35	3,041,386	0.1
3,444,144		Bear Stearns Adjustable Rate Mortgage Trust, 2.521%, 07/25/36	2,887,787	0.1
105,404		Bear Stearns Adjustable Rate Mortgage Trust, 2.759%, 01/25/34	107,602	0.0
1,021,462		Bear Stearns Alternative-A Trust, 2.555%, 05/25/35	1,003,707	0.0
1,685,224		Bear Stearns Alternative-A Trust, 2.583%, 11/25/36	1,170,692	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
866,426		Bear Stearns Alternative-A Trust, 2.617%, 09/25/35	$759,087	0.0
2,785,142		Bear Stearns Alternative-A Trust, 2.651%, 11/25/36	2,048,235	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.054%, 06/11/41	5,100,692	0.1
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	4,013,222	0.1
407,108		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	394,282	0.0
4,238,524	#	Beckman Coulter, Inc., 7.498%, 12/15/18	4,578,030	0.1
4,399,000		CD 2007-CD5 Mortgage Trust, 6.316%, 11/15/44	4,774,677	0.1
2,499,894		Chase Mortgage Finance Corp., 4.840%, 12/25/35	2,417,491	0.1
940,822		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	974,742	0.0
340,756	#	Citigroup Commercial Mortgage Trust 2004-C1, 6.006%, 04/15/40	340,702	0.0
520,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 6.006%, 04/15/40	526,974	0.0
4,528,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	4,536,465	0.1
14,250,682	#,^	Citigroup Commercial Mortgage Trust, 2.381%, 09/10/45	1,489,810	0.0
458,826		Citigroup Mortgage Loan Trust, Inc., 2.500%, 10/25/35	451,817	0.0
4,159,485		Citigroup Mortgage Loan Trust, Inc., 2.773%, 09/25/37	3,539,427	0.1
8,148,238		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	8,427,405	0.2
789,878		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	700,293	0.0
5,000,000	#	COMM 2007-C9 Mortgage Trust, 0.842%, 12/10/49	4,766,737	0.1
33,809,923	^	Commercial Mortgage Pass Through Certificates, 1.592%, 04/10/47	2,870,317	0.1
56,314,893	^	Commercial Mortgage Pass Through Certificates, 1.603%, 03/10/47	5,081,084	0.1
65,166,000	#,^	Commercial Mortgage Trust, 0.749%, 10/15/45	2,859,940	0.1
88,953,746	^	Commercial Mortgage Trust, 1.595%, 10/10/46	7,764,337	0.2
61,760,378	^	Commercial Mortgage Trust, 1.616%, 08/10/46	4,682,425	0.1
59,166,238	^	Commercial Mortgage Trust, 1.922%, 01/10/46	5,214,640	0.1
147,037,308	^	Commercial Mortgage Trust, 2.050%, 12/10/45	14,439,519	0.3
28,826,508	^	Commercial Mortgage Trust, 2.140%, 10/15/45	3,087,697	0.1
37,024,700	^	Commercial Mortgage Trust, 2.310%, 05/15/45	4,006,887	0.1
2,730,000		Commercial Mortgage Trust, 5.400%, 07/15/44	2,815,609	0.1
2,930,000		Commercial Mortgage Trust, 5.989%, 12/10/49	2,961,505	0.1
4,600,000		Commercial Mortgage Trust, 5.989%, 12/10/49	4,517,200	0.1
7,003,000	#	Commercial Mortgage Trust, 5.989%, 12/10/49	6,865,275	0.1
3,060,000		Commercial Mortgage Trust, 6.316%, 11/15/44	3,197,763	0.1
1,844,215		Commerical 2007-C9 Mortgage Trust, 5.989%, 12/10/49	1,909,933	0.0
8,739,535		Countrywide Alternative Loan Trust, 0.275%, 06/25/36	7,442,142	0.2
1,956,140	^	Countrywide Alternative Loan Trust, 4.846%, 05/25/35	213,569	0.0
4,447,507		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,062,331	0.1
8,138,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.173%, 02/15/41	8,283,284	0.2
267,880	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	268,442	0.0
2,070,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	2,088,192	0.0
2,550,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.625%, 07/10/44	2,700,779	0.1
5,623,643		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.275%, 08/25/36	4,335,789	0.1
8,041,987		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.345%, 10/25/36	4,891,901	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
393,829		Downey Savings & Loan Association Mortgage Loan Trust, 2.566%, 07/19/44	$395,070	0.0
4,770,000		Fannie Mae Connecticut Avenue Securities, 2.755%, 05/25/24	4,389,619	0.1
3,700,000		Fannie Mae Connecticut Avenue Securities, 3.055%, 07/25/24	3,482,904	0.1
4,092,000		Fannie Mae Connecticut Avenue Securities, 4.555%, 01/25/24	4,398,317	0.1
3,869,931		First Horizon Alternative Mortgage Securities, 0.455%, 12/25/36	2,307,168	0.1
536,722		First Horizon Alternative Mortgage Securities, 2.224%, 03/25/35	436,471	0.0
28,566,365	^	First Horizon Alternative Mortgage Securities, 4.546%, 01/25/36	3,209,160	0.1
2,171,117		First Horizon Alternative Mortgage Securities, 4.970%, 02/25/36	2,126,039	0.0
3,869,931	^	First Horizon Alternative Mortgage Securities, 6.546%, 12/25/36	865,131	0.0
1,060,781		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	901,665	0.0
660,177,343	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,736,604	0.1
3,454,000		GCCFC Commercial Mortgage Trust, 6.257%, 12/10/49	3,611,312	0.1
1,762,004	#	GE Capital Commercial Mortgage Series 2005-C2, 5.466%, 05/10/43	1,450,977	0.0
1,530,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	1,555,200	0.0
464,370		GMAC Mortgage Corp. Loan Trust, 2.904%, 11/19/35	453,244	0.0
5,055,209		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	5,355,129	0.1
15,244,179	^	GS Mortgage Securities Corp. II, 1.731%, 11/10/46	1,245,535	0.0
101,101,639	^	GS Mortgage Securities Corp. II, 2.530%, 11/10/45	12,458,462	0.3
20,922,416	^	GS Mortgage Securities Corp. II, 2.753%, 05/10/45	2,456,917	0.1
2,650,000		GS Mortgage Securities Trust 2006-GG6, 5.757%, 04/10/38	2,661,737	0.1
4,505,000		GS Mortgage Securities Trust, 5.757%, 04/10/38	4,431,312	0.1
1,122,409		GSR Mortgage Loan Trust, 2.660%, 09/25/35	1,134,597	0.0
904,441		GSR Mortgage Loan Trust, 5.500%, 05/25/36	848,245	0.0
5,180		GSR Mortgage Loan Trust, 6.000%, 03/25/32	5,369	0.0
14,820,555		Homebanc Mortgage Trust, 0.395%, 07/25/35	13,760,574	0.3
901,258		Homebanc Mortgage Trust, 1.015%, 08/25/29	865,105	0.0
725,000	#	Irvine Core Office Trust 2013-IRV, 3.279%, 05/15/48	689,726	0.0
1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.751%, 05/15/41	1,327,675	0.0
3,020,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.557%, 10/15/37	3,010,122	0.1
92,045,906	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.784%, 01/15/46	2,312,147	0.1
31,944,690	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.080%, 12/15/47	3,077,756	0.1
2,890,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	3,036,571	0.1
950,307	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 2.288%, 10/15/45	99,747	0.0
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	501,549	0.0
3,809,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.834%, 06/12/41	3,666,300	0.1
68,021		JP Morgan Mortgage Trust, 5.750%, 01/25/36	63,724	0.0
10,128,000	#	LB Commercial Mortgage Trust, 5.600%, 10/15/35	10,215,774	0.2
5,150,000		LB Commercial Mortgage Trust, 6.101%, 07/15/44	5,225,522	0.1
40,877,232	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	772,665	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.362%, 02/15/40	1,286,820	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	4,321,967	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,005,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.049%, 06/15/38	$3,134,534	0.1
176,984,990	#,^	LB-UBS Commercial Mortgage Trust, 0.849%, 11/15/38	2,255,479	0.0
34,660,319	#,^	LB-UBS Commercial Mortgage Trust, 0.849%, 11/15/38	395,907	0.0
1,820,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	1,836,378	0.0
3,490,000		LB-UBS Commercial Mortgage Trust, 5.406%, 04/15/40	3,358,588	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.491%, 10/15/36	1,541,039	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.644%, 10/15/36	3,306,323	0.1
1,358,540	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	1,360,096	0.0
5,977,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	5,886,685	0.1
2,100,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	2,113,721	0.0
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,709,004	0.1
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,409,317	0.1
4,880,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	4,896,987	0.1
1,710,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	1,736,114	0.0
1,018,731		Merrill Lynch Mortgage Investors, Inc., 0.365%, 02/25/36	944,797	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.535%, 08/25/35	2,896,587	0.1
483,629		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	484,504	0.0
174,371		MLCC Mortgage Investors, Inc., 0.405%, 11/25/35	166,965	0.0
3,850,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.835%, 08/15/45	3,949,492	0.1
66,769,135	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.861%, 02/15/46	6,152,342	0.1
15,979,430	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.302%, 11/15/45	1,573,242	0.0
367,290		Morgan Stanley Capital I Trust 2004-IQ7, 5.255%, 06/15/38	367,257	0.0
2,590,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,543,080	0.1
10,000,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.411%, 09/15/42	9,871,100	0.2
3,840,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.455%, 01/11/43	3,963,377	0.1
3,305,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,589,556	0.1
3,095,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,309,674	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	734,555	0.0
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,352,859	0.1
140,156	#	Morgan Stanley Capital I, 7.350%, 07/15/32	143,937	0.0
1,820,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.986%, 09/15/37	1,816,050	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.759%, 07/15/33	1,328,991	0.0
2,542,590		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.836%, 03/25/36	2,189,826	0.0
4,300,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	3,762,500	0.1
553,002	#	Morgan Stanley Reremic Trust, 5.246%, 12/17/43	560,464	0.0
40,228	#	Nomura Asset Acceptance Corp., 6.900%, 02/19/30	40,415	0.0
4,958,128	#	N-Star Real Estate CDO Ltd., 2.006%, 08/25/29	4,961,301	0.1
2,471,324		Prime Mortgage Trust, 5.500%, 03/25/37	2,258,214	0.0
34,990,150	#,^	RBSCF Trust, 1.184%, 04/15/24	37,320	0.0
3,134,019	#	RBSSP Resecuritization Trust, 0.405%, 02/26/37	2,951,750	0.1
99,853		Residential Accredit Loans, Inc., 0.555%, 03/25/33	99,077	0.0
37,837		Residential Asset Securitization Trust, 0.555%, 05/25/33	37,664	0.0
48,893		Sequoia Mortgage Trust, 0.504%, 07/20/33	46,890	0.0
12,800,591		SLM Student Loan Trust, 1.734%, 04/25/23	13,278,661	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,729,680		Structured Adjustable Rate Mortgage Loan Trust, 2.420%, 04/25/35	$3,673,531	0.1
2,650,958		Structured Asset Mortgage Investments, Inc., 0.375%, 05/25/36	1,998,011	0.0
938,920		Structured Asset Mortgage Investments, Inc., 0.403%, 07/19/35	909,585	0.0
755,054		Structured Asset Mortgage Investments, Inc., 0.633%, 04/19/35	705,557	0.0
910,169		Structured Asset Securities Corp., 5.500%, 10/25/35	945,301	0.0
19,556,321	#,^	UBS-Barclays Commercial Mortgage Trust, 1.926%, 05/10/63	1,591,227	0.0
34,155,261	#,^	UBS-Barclays Commercial Mortgage Trust, 2.307%, 08/10/49	3,892,105	0.1
2,100,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.548%, 03/15/42	2,101,545	0.0
2,662,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.896%, 05/15/43	2,613,510	0.1
1,335,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28, 5.672%, 10/15/48	1,294,973	0.0
6,882,000		Wachovia Bank Commercial Mortgage Trust Series, 5.896%, 05/15/43	6,950,214	0.1
8,192,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	8,569,717	0.2
6,490,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	6,564,573	0.1
43,838		WaMu Mortgage Pass Through Certificates, 1.515%, 06/25/42	42,723	0.0
2,207,399		WaMu Mortgage Pass Through Certificates, 1.794%, 10/25/36	1,872,175	0.0
3,221,857		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.041%, 12/25/36	2,820,401	0.1
2,737,493		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.941%, 04/25/37	2,399,136	0.1
4,856,830		WaMu Mortgage Pass-Through Certificates, 2.120%, 07/25/37	4,130,753	0.1
727,465		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	689,578	0.0
45,947		Washington Mutual Mortgage Pass-through Certificates, 1.515%, 08/25/42	44,599	0.0
38,259,720	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.372%, 08/15/45	4,087,649	0.1
5,000,000	#	Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1, 2.404%, 02/05/27	5,005,375	0.1
3,146,659		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.611%, 09/25/35	2,986,718	0.1
27,453,537	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.733%, 06/15/45	2,423,261	0.1
2,913,809		Wells Fargo Mortgage Backed Securities Trust, 2.603%, 03/25/36	2,853,627	0.1
4,466,146		Wells Fargo Mortgage Backed Securities Trust, 2.615%, 03/25/36	4,337,314	0.1
1,041,734		Wells Fargo Mortgage Backed Securities Trust, 5.067%, 05/25/35	1,066,930	0.0
1,996,228		Wells Fargo Mortgage Backed Securities Trust, 5.594%, 04/25/36	1,983,271	0.0
100,572		Wells Fargo Mortgage-Backed Securities Trust, 2.595%, 10/25/33	102,375	0.0
32,131,372	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.610%, 04/15/45	3,567,684	0.1

	Total Collateralized Mortgage Obligations (Cost $517,367,979)		530,457,750	11.3

ASSET-BACKED SECURITIES: 10.1%
		Automobile Asset-Backed Securities: 1.8%
2,410,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,509,174	0.0
7,582,700		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	7,642,524	0.2
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,688,479	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,847,887	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,363,267	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	$5,515,532	0.1
5,640,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,680,411	0.1
2,190,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	2,203,401	0.0
2,220,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	2,214,298	0.0
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,551,728	0.1
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,366,325	0.0
3,640,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	3,738,040	0.1
3,480,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	3,592,672	0.1
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,683,088	0.1
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,170,010	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,880,164	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	10,958,551	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,378,941	0.2
3,890,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	3,899,507	0.1
			82,883,999	1.8

		Credit Card Asset-Backed Securities: 0.0%
2,620,000		Chase Issuance Trust, 0.614%, 04/15/19	2,604,695	0.0

		Home Equity Asset-Backed Securities: 0.3%
7,029,276		ACE Securities Corp., 1.055%, 12/25/34	6,562,525	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.585%, 11/25/35	2,261,937	0.1
2,657,777		Bear Stearns Asset Backed Securities Trust, 2.971%, 10/25/36	2,612,944	0.1
127,725		MASTR Asset-Backed Securities Trust, 0.205%, 11/25/36	59,229	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.070%, 03/25/35	2,026,217	0.0
106,638		Renaissance Home Equity Loan Trust, 1.035%, 08/25/33	100,953	0.0
87,875		Securitized Asset Backed Receivables, LLC Trust, 0.235%, 11/25/36	37,488	0.0
602,051		Specialty Underwriting & Residential Finance, 0.355%, 12/25/36	597,288	0.0
			14,258,581	0.3

		Other Asset-Backed Securities: 8.0%
2,351,353	#	ACA CLO 2006-1 Ltd., 0.484%, 07/25/18	2,350,098	0.1
871,930	#	Aimco CDO, 0.484%, 10/20/19	866,703	0.0
7,000,000	#	Aimco CLO Series 2005-A, 0.954%, 10/20/19	6,830,215	0.1
575,981	#	AMMC CLO IV Ltd., 1.034%, 03/25/17	575,785	0.0
5,500,000	#	Apidos CDO I Ltd., 0.985%, 07/27/17	5,497,514	0.1
5,150,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	5,217,213	0.1
1,500,000	#	Ares XII CLO Ltd., 3.485%, 11/25/20	1,498,645	0.0
6,750,000	#	Atrium V, 0.922%, 07/20/20	6,556,437	0.1
1,000,000	#	Atrium V, 3.932%, 07/20/20	991,866	0.0
3,000,000	#	Babson CLO Ltd. 2006-I, 0.924%, 07/15/18	2,999,625	0.1
625,000	#	Babson CLO, Inc. 2005-III, 0.633%, 11/10/19	617,646	0.0
2,600,000	#	Babson CLO, Inc. 2005-III, 0.933%, 11/10/19	2,542,119	0.1
2,000,000	#	Babson CLO, Inc. 2005-III, 1.933%, 11/10/19	1,964,126	0.0
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.084%, 04/15/21	955,783	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.934%, 04/15/21	7,069,568	0.2
1,500,000		Babson Mid-Market CLO, Inc. 2007-II, 3.884%, 04/15/21	1,469,358	0.0
2,250,000	#	Belhurst CLO Ltd., 0.934%, 01/15/20	2,186,833	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.653%, 06/20/17	1,540,117	0.0
1,013,648	#	Black Diamond CLO Ltd., 0.583%, 06/20/17	1,011,871	0.0
1,750,000	#	Callidus Debt Partners Clo Fund VI Ltd., 3.233%, 10/23/21	1,701,875	0.0
3,000,000	#	Canaras Summit CLO Ltd., 0.714%, 06/19/21	2,928,174	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.034%, 06/19/21	6,809,964	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,250,000	#	Carlyle High Yield Partners IX Ltd., 0.635%, 08/01/21	$4,083,604	0.1
3,300,000	#	Carlyle High Yield Partners IX Ltd., 1.835%, 08/01/21	3,190,681	0.1
1,800,000	#	Carlyle Arnage CLO Ltd., 1.738%, 08/27/21	1,822,451	0.0
3,900,000	#	Carlyle Veyron CLO Ltd., 0.914%, 07/15/18	3,872,400	0.1
1,300,000	#	Carlyle Veyron CLO Ltd., 1.834%, 07/15/18	1,289,592	0.0
7,500,000	#	Castle Garden Funding, 0.984%, 10/27/20	7,402,477	0.2
1,000,000	#	Castle Garden Funding, 4.984%, 10/27/20	1,000,896	0.0
2,500,000	#	Castle Garden Funding, 6.560%, 10/27/20	2,704,847	0.1
73,575		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.895%, 10/25/32	69,909	0.0
184,498		Chase Funding Trust Series 2003-5, 0.755%, 07/25/33	177,448	0.0
4,450,000	#	CIFC Funding 2006-I Ltd., 1.834%, 10/20/20	4,312,259	0.1
10,400,000	#	CIFC Funding 2006-II Ltd., 1.834%, 03/01/21	10,023,260	0.2
3,418,545	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	3,361,011	0.1
4,700,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.484%, 10/15/21	4,737,290	0.1
2,500,000	#	ColumbusNova CLO Ltd 2006-II, 0.983%, 04/04/18	2,452,307	0.1
5,000,000	#	ColumbusNova CLO Ltd 2006-II, 1.733%, 04/04/18	4,865,355	0.1
2,500,000	#	ColumbusNova CLO Ltd 2006-II, 3.983%, 04/04/18	2,501,838	0.1
3,013,005		Countrywide Asset-Backed Certificates, 0.505%, 04/25/36	2,968,185	0.1
3,000,000	#	CP Uniq Aps, 2.034%, 04/15/18	2,945,658	0.1
15,498		Credit-Based Asset Servicing and Securitization, LLC, 0.215%, 11/25/36	8,842	0.0
186,805	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	186,731	0.0
3,000,000	#	Del Mar CLO I Ltd., 0.960%, 07/25/18	2,964,489	0.1
3,100,000	#	Diamond Lake CLO Ltd., 1.834%, 12/01/19	3,008,389	0.1
6,500,000	#	Duane Street CLO II Ltd., 1.882%, 08/20/18	6,322,069	0.1
9,800,000	#	Eaton Vance CDO IX Ltd., 0.884%, 04/20/19	9,637,585	0.2
5,000,000	#	Eaton Vance CDO IX Ltd., 1.734%, 04/20/19	4,834,650	0.1
5,000,000	#	Emporia Preferred Funding II Ltd., 1.184%, 10/18/18	4,946,790	0.1
1,593,890	#	Emporia Preferred Funding, 0.734%, 10/18/18	1,593,174	0.0
6,683,690		FBR Securitization Trust, 0.835%, 10/25/35	5,918,782	0.1
5,645,000	#	Fraser Sullivan CLO I Ltd., 2.034%, 03/15/20	5,489,147	0.1
5,100,000	#	Fraser Sullivan CLO II Ltd., 0.633%, 12/20/20	5,023,510	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 0.953%, 12/20/20	6,384,209	0.1
2,000,000	#	Fraser Sullivan CLO II Ltd., 1.733%, 12/20/20	1,931,728	0.0
6,600,000	#	Gallatin CLO III 2007-1 Ltd., 1.484%, 05/15/21	6,367,040	0.1
3,455,851	#	Gannett Peak CLO Ltd., 0.935%, 10/27/20	3,453,909	0.1
2,875,000	#	GoldenTree Loan Opportunities III Ltd., 1.490%, 05/01/22	2,731,014	0.1
4,125,000	#	Goldentree Loan Opportunities V Ltd., 3.484%, 10/18/21	4,114,118	0.1
2,500,000	#	Greens Creek Funding Ltd., 2.484%, 04/18/21	2,448,658	0.1
168,157		GSAMP Trust, 0.225%, 12/25/36	92,110	0.0
3,825,000	#	Gulf Stream - Compass CLO, 2.235%, 10/28/19	3,859,716	0.1
5,050,000	#	Gulf Stream - Compass CLO, 3.685%, 10/28/19	5,052,808	0.1
2,850,000	#	Gulf Stream - Sextant CLO, 0.934%, 08/21/20	2,816,014	0.1
6,610,000	#	Gulf Stream - Sextant CLO, 1.834%, 08/21/20	6,477,602	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.915%, 11/26/20	1,844,672	0.0
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.687%, 08/07/21	2,188,154	0.1
5,955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.537%, 08/07/21	5,892,657	0.1
1,200,000	#	Hewett's Island Clo V Ltd., 0.934%, 12/05/18	1,193,485	0.0
2,700,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	2,556,669	0.1
4,110,000	#	Invitation Homes Trust, 2.254%, 06/17/31	4,100,551	0.1
1,200,000	#	Katonah IX CLO Ltd., 0.954%, 01/25/19	1,166,252	0.0
6,800,000	#	Kennecott Funding Ltd., 2.034%, 01/13/18	6,727,893	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,750,000	#	Kingsland I Ltd., 2.034%, 06/13/19	$1,747,268	0.0
10,575,000	#	Kingsland III Ltd., 0.595%, 08/24/21	10,302,990	0.2
4,250,000	#	Kingsland III Ltd., 0.885%, 08/24/21	4,076,235	0.1
1,500,000	#	Landmark IX CDO Ltd., 1.684%, 04/15/21	1,423,772	0.0
1,000,000	#	Landmark VI CDO Ltd., 1.034%, 01/14/18	986,995	0.0
1,250,000	#	LCM V Ltd., 3.633%, 03/21/19	1,224,544	0.0
1,500,000	#	LCM V Ltd, 1.583%, 03/21/19	1,423,787	0.0
734,726		Lehman XS Trust, 0.435%, 08/25/35	718,727	0.0
2,679,417		Lehman XS Trust, 0.955%, 10/25/35	2,542,068	0.1
1,800,000	#	LightPoint CLO V, 0.943%, 08/05/19	1,767,287	0.0
2,250,000	#	Madison Park Funding Ltd., 2.034%, 03/25/20	2,200,851	0.1
4,090,000	#	Madison Park Funding Ltd., 2.133%, 05/10/19	4,091,309	0.1
3,010,000		Madison Park Funding Ltd., 4.983%, 05/10/19	3,014,882	0.1
3,000,000	#	Madison Park Funding Ltd., 5.485%, 07/26/21	3,006,741	0.1
2,900,000	#	Momentum Capital Fund Ltd., 1.634%, 09/18/21	2,864,782	0.1
1,875,000	#	Morgan Stanley Investment Management Croton Ltd, 0.684%, 01/15/18	1,862,959	0.0
7,170,000	#	MSIM Peconic Bay Ltd., 2.234%, 07/20/19	7,214,683	0.2
12,750,000	#	Muir Grove CLO Ltd., 2.234%, 03/25/20	12,751,390	0.3
4,650,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	4,642,760	0.1
2,600,000	#	Oak Hill Credit Partners IV Ltd., 0.631%, 05/17/21	2,590,177	0.1
2,000,000	#	Oak Hill Credit Partners IV Ltd., 1.931%, 05/17/21	1,985,584	0.0
2,500,000	#	Ocean Trails CLO I, 0.984%, 10/12/20	2,402,408	0.1
2,500,000		Park Place Securities, Inc., 0.875%, 03/25/35	2,282,733	0.1
10,430,364		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.395%, 03/25/36	9,199,602	0.2
318,873		Securitized Asset Backed Receivables, LLC Trust, 0.215%, 12/25/36	119,558	0.0
1,750,000	#	Sierra CLO II Ltd., 1.632%, 01/22/21	1,700,783	0.0
1,100,000	#	Silverado CLO 2006-I Ltd., 1.984%, 04/11/20	1,099,638	0.0
10,532,008		Small Business Administration, 5.160%, 02/01/28	11,569,471	0.2
895,227		Small Business Administration, 5.290%, 12/01/27	992,851	0.0
4,177,206		Small Business Administration, 5.471%, 03/10/18	4,482,743	0.1
6,457,099		Small Business Administration, 5.490%, 03/01/28	7,157,219	0.2
4,197,291		Small Business Administration, 5.902%, 02/10/18	4,523,432	0.1
900,000	#	Stanfield Arnage CLO Ltd., 2.438%, 08/27/21	906,462	0.0
612,268		Structured Asset Investment Loan Trust 2005-3, 0.725%, 04/25/35	611,996	0.0
2,010,000	#	Trade MAPS 1 Ltd., 2.402%, 12/10/18	2,030,100	0.1
3,400,000	#	WhiteHorse III Ltd./Corp, 0.990%, 05/01/18	3,396,515	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.090%, 05/01/18	743,050	0.0
			374,954,772	8.0

	Total Asset-Backed Securities (Cost $467,916,941)		474,702,047	10.1

FOREIGN GOVERNMENT BONDS: 0.9%
13,848,000		European Investment Bank, 1.000%, 03/15/18	13,669,112	0.3
10,000,000	#	Kommunalbanken AS, 1.750%, 05/28/19	9,948,600	0.2
561,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	589,891	0.0
20,590,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	20,569,410	0.4

	Total Foreign Government Bonds (Cost $44,863,735)		44,777,013	0.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.7%
		Federal Home Loan Bank: 0.0%
1,915,000		2.500%, due 08/14/24	1,808,922	0.0

		Federal Home Loan Mortgage Corporation: 5.6%##
28,311		0.504%, due 12/15/29	28,464	0.0
12,600,000		0.750%, due 01/12/18	12,359,819	0.3
900,000		0.875%, due 03/07/18	885,081	0.0
13,600,000		1.000%, due 07/28/17	13,549,870	0.3
243,521		1.845%, due 09/01/35	254,781	0.0
2,185,849		2.221%, due 06/01/35	2,324,607	0.1
19,603		2.337%, due 06/01/24	20,702	0.0
28,808		2.375%, due 11/01/31	30,674	0.0
101,034		2.375%, due 11/01/35	107,815	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
567,659		2.576%, due 01/01/29	$604,659	0.0
6,309,917		3.000%, due 02/01/27	6,503,910	0.2
3,425,944		3.000%, due 02/01/27	3,531,272	0.1
2,126,000	W	3.000%, due 06/15/42	2,092,947	0.1
845,522		3.254%, due 03/15/38	896,153	0.0
27,803		3.500%, due 07/15/32	28,632	0.0
80,000	W	3.500%, due 02/15/41	81,659	0.0
4,635,807		3.500%, due 08/01/42	4,738,867	0.1
800,000		3.750%, due 03/27/19	866,807	0.0
5,000,000	^	4.000%, due 11/15/38	1,432,559	0.0
3,736,000	W	4.000%, due 07/15/40	3,933,598	0.1
2,300,012		4.000%, due 03/15/41	2,311,546	0.1
5,849,268		4.000%, due 10/01/41	6,168,383	0.1
736,912		4.000%, due 11/01/41	777,115	0.0
1,415,787		4.000%, due 11/01/41	1,493,027	0.0
6,812,288		4.000%, due 12/01/41	7,183,942	0.2
2,095,696	^	4.000%, due 04/15/43	409,604	0.0
1,279,000		4.000%, due 09/01/44	1,348,778	0.0
59,988		4.500%, due 06/01/39	64,747	0.0
356,778		4.500%, due 10/01/39	385,095	0.0
9,564,133		4.500%, due 05/01/40	10,330,509	0.2
94,001		4.500%, due 09/01/40	101,520	0.0
7,085,654	^	4.500%, due 12/15/40	1,300,368	0.0
63,802		4.500%, due 03/01/41	69,217	0.0
2,121,781		4.500%, due 08/01/41	2,290,687	0.1
2,831,841		4.500%, due 08/01/41	3,058,154	0.1
2,108,852		4.500%, due 08/01/41	2,277,811	0.1
3,421,610		4.500%, due 09/01/41	3,695,187	0.1
820,368		4.500%, due 09/01/41	885,901	0.0
2,246,385		4.500%, due 09/01/41	2,425,268	0.1
871,656		4.500%, due 09/01/41	941,319	0.0
4,682,809		4.500%, due 10/01/41	5,057,190	0.1
3,683,021		4.500%, due 01/15/42	3,782,234	0.1
1,033,556	^	4.946%, due 03/15/33	1,087,548	0.0
853,885		5.000%, due 12/15/17	897,483	0.0
122,255		5.000%, due 05/01/28	135,491	0.0
3,415,049		5.000%, due 02/15/35	3,647,654	0.1
498,677		5.000%, due 02/15/35	527,226	0.0
3,596,991		5.000%, due 02/15/35	3,880,242	0.1
526,672		5.000%, due 05/01/35	582,551	0.0
3,788,370	^	5.000%, due 02/15/40	753,627	0.0
1,455,604		5.000%, due 01/01/41	1,603,399	0.0
4,678,843	^	5.000%, due 12/15/43	942,661	0.0
62,562		5.400%, due 03/01/35	64,839	0.0
500,000		5.500%, due 08/23/17	562,615	0.0
6,111,203	^	5.500%, due 12/15/18	358,888	0.0
17,821		5.500%, due 01/01/19	19,781	0.0
208,070		5.500%, due 09/01/19	222,429	0.0
37,456		5.500%, due 11/01/21	41,578	0.0
1,889,304		5.500%, due 11/15/22	2,028,445	0.1
150,957		5.500%, due 03/01/23	167,567	0.0
940,466		5.500%, due 12/15/32	1,039,248	0.0
1,010,191		5.500%, due 02/15/33	1,100,694	0.0
45,320		5.500%, due 03/01/34	50,950	0.0
1,612,087		5.500%, due 09/15/34	1,787,604	0.1
11,693,556		5.500%, due 02/15/36	12,985,689	0.3
22,682		5.500%, due 05/01/36	25,291	0.0
6,735,712		5.500%, due 08/15/36	7,527,521	0.2
34,649		5.500%, due 12/01/36	38,611	0.0
209,870		5.500%, due 03/01/37	233,935	0.0
73,810		5.500%, due 04/01/37	81,992	0.0
314,405		5.500%, due 05/01/37	349,381	0.0
4,569,193		5.500%, due 06/15/37	5,063,295	0.1
573,375		5.500%, due 07/01/37	642,948	0.0
5,765,474		5.500%, due 07/15/37	6,421,187	0.2
156,923		5.500%, due 09/01/37	174,279	0.0
36,544		5.500%, due 09/01/37	40,716	0.0
56,360		5.500%, due 10/01/37	62,727	0.0
212,374		5.500%, due 11/01/37	236,571	0.0
155,846		5.500%, due 12/01/37	172,994	0.0
32,110		5.500%, due 01/01/38	36,188	0.0
42,819		5.500%, due 01/01/38	47,708	0.0
584,007		5.500%, due 02/01/38	650,647	0.0
441,955		5.500%, due 02/01/38	492,281	0.0
267,288		5.500%, due 03/01/38	297,026	0.0
32,298		5.500%, due 04/01/38	35,979	0.0
255,056		5.500%, due 05/01/38	284,833	0.0
48,549		5.500%, due 05/01/38	53,951	0.0
892,686		5.500%, due 06/01/38	994,907	0.0
250,820		5.500%, due 06/01/38	279,360	0.0
972,615		5.500%, due 07/01/38	1,081,725	0.0
195,369		5.500%, due 08/01/38	217,413	0.0
33,214		5.500%, due 08/01/38	36,956	0.0
234,635		5.500%, due 09/01/38	261,286	0.0
208,326		5.500%, due 10/01/38	232,057	0.0
220,689		5.500%, due 10/01/38	245,781	0.0
690,744		5.500%, due 11/01/38	769,177	0.0
26,881		5.500%, due 11/01/38	29,882	0.0
69,872		5.500%, due 12/01/38	78,203	0.0
58,798		5.500%, due 12/01/38	65,791	0.0
157,230		5.500%, due 01/01/39	175,050	0.0
446,239		5.500%, due 03/01/39	496,721	0.0
144,162		5.500%, due 07/01/39	160,502	0.0
100,116		5.500%, due 12/01/39	111,521	0.0
576,868		5.500%, due 03/01/40	642,775	0.0
178,302		5.500%, due 08/01/40	198,141	0.0
205,402		5.500%, due 08/01/40	228,671	0.0
453,906		5.500%, due 08/01/40	505,445	0.0
9,560		5.669%, due 03/01/36	10,134	0.0
23,231,440	^	5.795%, due 08/15/43	5,188,261	0.1
4,990,234	^	5.846%, due 05/15/36	549,955	0.0
6,435,306	^	5.896%, due 07/15/40	1,000,038	0.0
34,220,278	^	5.996%, due 03/15/44	5,518,759	0.1
52,804,702	^	5.996%, due 03/15/44	8,256,501	0.2
209,408		6.000%, due 01/01/22	235,943	0.0
231,698		6.000%, due 03/01/22	261,062	0.0
580,667		6.000%, due 10/01/22	654,328	0.0
1,889,883		6.000%, due 09/01/27	2,132,087	0.1
772,187		6.000%, due 01/15/29	853,525	0.0
782,529		6.000%, due 01/15/29	862,762	0.0
22,528		6.000%, due 02/01/29	25,386	0.0
969,144		6.000%, due 07/15/32	1,071,279	0.0
1,125,629	^	6.000%, due 04/15/33	265,268	0.0
29,805		6.000%, due 05/01/35	34,008	0.0
1,099,475		6.000%, due 03/01/37	1,248,162	0.0
84,117		6.000%, due 08/01/37	94,916	0.0
10,272,307		6.000%, due 10/15/37	11,211,756	0.3
65,033		6.000%, due 11/01/37	73,308	0.0
611,555		6.000%, due 11/01/37	688,743	0.0
83,024		6.000%, due 12/01/37	93,503	0.0
1,026,812		6.000%, due 12/01/37	1,157,846	0.0
1,451,226		6.000%, due 01/01/38	1,634,740	0.0
1,515,575		6.000%, due 01/01/38	1,707,656	0.0
82,483		6.000%, due 08/01/39	93,032	0.0
8,819		6.000%, due 09/01/39	9,949	0.0
4,392,705	^	6.331%, due 06/15/36	707,101	0.0
14,108,682	^	6.396%, due 05/15/41	2,891,713	0.1
34,594,247	^	6.396%, due 11/15/41	7,854,904	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
5,254,624	^	6.446%, due 09/15/33	$970,097	0.0
7,978,600	^	6.446%, due 12/15/39	1,041,100	0.0
18,692,890	^	6.446%, due 01/15/40	3,167,972	0.1
26,595,183	^	6.446%, due 09/15/42	6,341,826	0.1
19,021		6.500%, due 07/01/19	21,516	0.0
3,207,039		6.500%, due 09/01/34	3,655,419	0.1
6,000,558		6.500%, due 03/15/42	6,892,270	0.2
483,494		6.500%, due 02/25/43	568,664	0.0
19,017,440	^	6.546%, due 11/15/25	2,978,568	0.1
20,115		7.000%, due 11/01/31	20,798	0.0
23,733		8.250%, due 08/15/21	26,659	0.0
874,769		19.399%, due 03/15/35	1,250,548	0.0
3,925,465	^	24.004%, due 01/15/36	2,160,504	0.1
			260,382,678	5.6

		Federal National Mortgage Association: 24.8%##
15,200,000		0.355%, due 10/27/37	15,170,808	0.3
22,387		0.655%, due 03/25/17	22,486	0.0
11,700,000		0.875%, due 08/28/17	11,627,156	0.3
21,000,000		0.875%, due 12/20/17	20,745,921	0.5
4,800,000		0.875%, due 02/08/18	4,729,210	0.1
900,000		0.875%, due 05/21/18	881,685	0.0
100,185		1.055%, due 04/25/32	102,852	0.0
83,255		1.318%, due 08/01/42	85,970	0.0
102,523		1.318%, due 08/01/42	105,314	0.0
97,508		1.318%, due 10/01/44	99,874	0.0
35,000,000		1.750%, due 06/20/19	34,764,695	0.8
951,747		1.871%, due 08/01/35	999,755	0.0
433,957		1.961%, due 04/01/35	456,080	0.0
918,722		2.197%, due 10/01/35	990,427	0.0
411,316		2.223%, due 02/01/34	442,893	0.0
585,438		2.278%, due 10/01/35	632,478	0.0
785,135		2.300%, due 10/01/35	832,706	0.0
594,228		2.435%, due 09/01/34	637,587	0.0
1,948,096		2.485%, due 11/01/34	2,094,091	0.1
336,000	W	2.500%, due 10/25/27	337,116	0.0
24,803		2.984%, due 05/01/36	25,837	0.0
7,144,000	W	3.000%, due 09/25/26	7,342,413	0.2
3,536,473		3.000%, due 10/01/27	3,648,612	0.1
10,787,716	^	3.000%, due 10/25/32	1,337,627	0.0
181,787,000	W	3.000%, due 07/25/42	178,712,233	3.8
11,498,171		3.000%, due 05/01/43	11,358,424	0.3
24,131,259		3.000%, due 07/01/43	23,832,904	0.5
10,969,000	W	3.500%, due 07/25/26	11,531,162	0.3
2,781,640		3.500%, due 12/01/41	2,849,322	0.1
205,755,000	W	3.500%, due 04/25/42	209,709,360	4.5
5,106,898		3.500%, due 08/01/42	5,231,437	0.1
1,785,495		3.500%, due 08/01/42	1,829,035	0.1
937,097		3.500%, due 08/01/42	959,865	0.0
1,729,203		3.500%, due 10/01/42	1,771,371	0.1
915,828		3.500%, due 03/01/43	937,952	0.0
788,853	^	3.500%, due 08/25/43	148,997	0.0
11,588		4.000%, due 07/01/18	12,285	0.0
649,806		4.000%, due 10/01/18	688,681	0.0
1,409,996	^	4.000%, due 11/01/18	81,240	0.0
157,245		4.000%, due 12/01/18	166,677	0.0
955,714		4.000%, due 05/01/19	1,013,276	0.0
5,106		4.000%, due 06/01/19	5,411	0.0
539,088		4.000%, due 05/01/20	571,483	0.0
170,472		4.000%, due 07/01/21	181,976	0.0
3,710,478		4.000%, due 03/01/24	3,959,607	0.1
2,605,701		4.000%, due 06/01/24	2,781,876	0.1
1,106,966		4.000%, due 12/01/24	1,181,594	0.0
182,886		4.000%, due 06/01/25	193,622	0.0
7,422		4.000%, due 06/01/25	7,923	0.0
7,496		4.000%, due 08/01/25	8,003	0.0
9,477		4.000%, due 08/01/25	10,119	0.0
7,348		4.000%, due 09/01/25	7,846	0.0
737,905		4.000%, due 10/01/25	787,903	0.0
173,590		4.000%, due 11/01/25	185,376	0.0
250,491		4.000%, due 01/01/26	267,488	0.0
2,082		4.000%, due 01/01/26	2,222	0.0
8,337		4.000%, due 01/01/26	8,904	0.0
37,815		4.000%, due 02/01/26	40,372	0.0
43,591		4.000%, due 04/01/26	46,541	0.0
12,549		4.000%, due 04/01/26	13,342	0.0
42,101		4.000%, due 05/01/26	44,956	0.0
42,671		4.000%, due 06/01/26	45,552	0.0
92,110		4.000%, due 06/01/26	98,344	0.0
353,875		4.000%, due 06/01/26	377,814	0.0
257,765		4.000%, due 08/01/26	275,208	0.0
422,138		4.000%, due 09/01/26	450,696	0.0
20,123		4.000%, due 05/01/29	21,415	0.0
146,648		4.000%, due 11/01/30	156,819	0.0
73,202		4.000%, due 02/01/31	78,291	0.0
40,708,327		4.000%, due 12/01/39	42,971,318	0.9
140,826,000	W	4.000%, due 08/25/40	147,975,121	3.2
9,106,918		4.000%, due 07/01/42	9,616,439	0.2
945,507		4.000%, due 07/01/42	998,893	0.0
3,848,352		4.000%, due 07/01/42	4,065,639	0.1
3,252,514		4.000%, due 07/01/42	3,435,200	0.1
1,010,067		4.000%, due 08/01/42	1,066,680	0.0
887,482		4.000%, due 08/01/42	936,817	0.0
2,335,986		4.000%, due 08/01/42	2,467,161	0.1
1,235,922	^	4.000%, due 08/25/43	247,541	0.0
920,715		4.000%, due 10/01/43	973,972	0.0
1,846,097		4.000%, due 10/01/43	1,953,441	0.1
235,869		4.381%, due 12/01/36	251,093	0.0
140,040		4.500%, due 11/01/17	147,850	0.0
151,945		4.500%, due 02/01/20	160,822	0.0
19,503		4.500%, due 05/01/20	20,609	0.0
33,001		4.500%, due 08/01/20	35,124	0.0
32,959		4.500%, due 09/01/20	35,051	0.0
99,756		4.500%, due 11/01/22	106,169	0.0
3,076		4.500%, due 03/01/23	3,304	0.0
8,817		4.500%, due 04/01/23	9,478	0.0
74,880		4.500%, due 05/01/23	80,559	0.0
55,773		4.500%, due 05/01/23	59,853	0.0
911,242		4.500%, due 05/01/23	977,894	0.0
2,299		4.500%, due 06/01/23	2,471	0.0
255,167		4.500%, due 07/01/23	274,257	0.0
412,370		4.500%, due 04/01/24	440,308	0.0
94,662		4.500%, due 04/01/24	101,019	0.0
218,685		4.500%, due 05/01/24	234,997	0.0
27,213		4.500%, due 05/01/24	28,883	0.0
92,269		4.500%, due 06/01/24	98,541	0.0
134,430		4.500%, due 08/01/24	143,543	0.0
14,307		4.500%, due 09/01/24	15,277	0.0
149,131		4.500%, due 01/01/25	159,279	0.0
148,527		4.500%, due 02/01/25	159,481	0.0
86,874		4.500%, due 03/01/25	92,633	0.0
39,966		4.500%, due 04/01/25	42,684	0.0
22,950		4.500%, due 04/01/25	24,506	0.0
61,347		4.500%, due 04/01/25	64,893	0.0
147,407		4.500%, due 05/01/25	157,368	0.0
7,616		4.500%, due 06/01/25	8,133	0.0
1,049,521		4.500%, due 07/01/25	1,120,906	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
7,800	4.500%, due 07/01/25	$8,382	0.0
185,228	4.500%, due 10/01/25	200,016	0.0
544,460	4.500%, due 03/01/26	581,165	0.0
108,099	4.500%, due 05/01/26	114,263	0.0
125,747	4.500%, due 06/01/26	134,101	0.0
119,491	4.500%, due 07/01/26	127,625	0.0
2,443,259	4.500%, due 04/01/29	2,638,324	0.1
34,996	4.500%, due 06/01/29	37,790	0.0
465,402	4.500%, due 06/01/29	502,558	0.0
437,596	4.500%, due 07/01/29	476,908	0.0
9,431	4.500%, due 10/01/29	10,184	0.0
54,389	4.500%, due 06/01/30	59,195	0.0
1,518,169	4.500%, due 10/01/30	1,653,475	0.1
290,455	4.500%, due 05/01/31	316,369	0.0
198,979	4.500%, due 10/01/33	216,298	0.0
68,393	4.500%, due 01/01/34	73,853	0.0
23,775	4.500%, due 07/01/34	25,743	0.0
103,946	4.500%, due 09/01/35	112,245	0.0
9,031	4.500%, due 09/01/35	9,753	0.0
186,271	4.500%, due 11/01/35	201,684	0.0
463,609	4.500%, due 02/01/36	500,622	0.0
5,793,980	4.500%, due 06/01/36	6,256,559	0.1
438,092	4.500%, due 01/01/37	473,068	0.0
157,488	4.500%, due 09/01/37	171,220	0.0
17,707	4.500%, due 02/01/38	19,120	0.0
143,012	4.500%, due 01/01/39	154,430	0.0
185,438	4.500%, due 02/01/39	200,289	0.0
475,227	4.500%, due 04/01/39	513,538	0.0
89,235	4.500%, due 04/01/39	96,386	0.0
463,566	4.500%, due 04/01/39	500,576	0.0
454,094	4.500%, due 05/01/39	490,604	0.0
3,671	4.500%, due 05/01/39	3,965	0.0
59,301	4.500%, due 05/01/39	64,440	0.0
17,728	4.500%, due 05/01/39	19,290	0.0
485,806	4.500%, due 05/01/39	524,734	0.0
47,625	4.500%, due 06/01/39	51,428	0.0
498,678	4.500%, due 06/01/39	538,847	0.0
247,127	4.500%, due 07/01/39	269,194	0.0
438,849	4.500%, due 07/01/39	473,886	0.0
124,713	4.500%, due 07/01/39	134,701	0.0
1,352,712	4.500%, due 08/01/39	1,462,329	0.0
303,993	4.500%, due 08/01/39	328,637	0.0
386,477	4.500%, due 08/01/39	417,332	0.0
598,288	4.500%, due 08/01/39	646,711	0.0
934,071	4.500%, due 09/01/39	1,009,146	0.0
968,428	4.500%, due 10/01/39	1,046,811	0.0
57,505	4.500%, due 11/01/39	62,168	0.0
470,103	4.500%, due 11/01/39	508,219	0.0
83,069	4.500%, due 12/01/39	89,845	0.0
23,950	4.500%, due 12/01/39	25,899	0.0
2,346,731	4.500%, due 01/01/40	2,538,020	0.1
14,237	4.500%, due 01/01/40	15,400	0.0
8,754,742	4.500%, due 01/01/40	9,466,293	0.2
431,530	4.500%, due 02/01/40	466,710	0.0
943,669	4.500%, due 02/01/40	1,020,659	0.0
4,286,322	4.500%, due 04/01/40	4,636,836	0.1
348,861	4.500%, due 04/01/40	377,364	0.0
139,578	4.500%, due 05/01/40	150,965	0.0
666,459	4.500%, due 06/01/40	720,667	0.0
1,730,960	4.500%, due 06/01/40	1,871,537	0.1
247,954	4.500%, due 06/01/40	268,245	0.0
422,924	4.500%, due 06/01/40	457,488	0.0
19,787	4.500%, due 06/01/40	21,399	0.0
317,761	4.500%, due 07/01/40	343,434	0.0
448,483	4.500%, due 07/01/40	485,131	0.0
675,053	4.500%, due 07/01/40	730,011	0.0
510,159	4.500%, due 08/01/40	551,816	0.0
75,113	4.500%, due 08/01/40	81,110	0.0
165,617	4.500%, due 08/01/40	179,122	0.0
18,304	4.500%, due 08/01/40	19,802	0.0
7,043,333	4.500%, due 08/01/40	7,619,357	0.2
16,125	4.500%, due 08/01/40	17,444	0.0
489,252	4.500%, due 08/01/40	529,317	0.0
168,875	4.500%, due 08/01/40	182,724	0.0
730,955	4.500%, due 08/01/40	790,687	0.0
14,464	4.500%, due 08/01/40	15,647	0.0
11,645	4.500%, due 09/01/40	12,575	0.0
129,556	4.500%, due 09/01/40	140,156	0.0
120,093	4.500%, due 09/01/40	129,868	0.0
95,016	4.500%, due 09/01/40	102,795	0.0
78,354	4.500%, due 09/01/40	84,779	0.0
686,287	4.500%, due 09/01/40	742,280	0.0
108,428	4.500%, due 09/01/40	117,174	0.0
1,118,070	4.500%, due 09/01/40	1,209,339	0.0
908,000	4.500%, due 10/01/40	982,149	0.0
314,090	4.500%, due 10/01/40	339,803	0.0
753,993	4.500%, due 10/01/40	815,751	0.0
431,603	4.500%, due 10/01/40	468,384	0.0
215,095	4.500%, due 10/01/40	232,662	0.0
4,049,347	4.500%, due 11/01/40	4,381,408	0.1
797,787	4.500%, due 11/01/40	865,407	0.0
426,854	4.500%, due 11/01/40	461,727	0.0
2,221,477	4.500%, due 11/01/40	2,402,768	0.1
149,647	4.500%, due 11/01/40	161,916	0.0
314,329	4.500%, due 11/01/40	340,112	0.0
231,151	4.500%, due 12/01/40	250,047	0.0
729,574	4.500%, due 12/01/40	789,403	0.0
540,227	4.500%, due 12/01/40	585,885	0.0
18,528	4.500%, due 12/01/40	20,044	0.0
210,286	4.500%, due 12/01/40	227,507	0.0
380,939	4.500%, due 12/01/40	412,164	0.0
141,573	4.500%, due 12/01/40	153,149	0.0
186,740	4.500%, due 12/01/40	202,033	0.0
287,567	4.500%, due 01/01/41	311,015	0.0
865,551	4.500%, due 01/01/41	936,496	0.0
6,409,231	4.500%, due 01/01/41	6,937,523	0.2
63,745	4.500%, due 01/01/41	68,976	0.0
679,546	4.500%, due 01/01/41	735,172	0.0
2,611,660	4.500%, due 01/01/41	2,825,836	0.1
434,893	4.500%, due 02/01/41	470,446	0.0
161,169	4.500%, due 02/01/41	174,361	0.0
226,373	4.500%, due 02/01/41	244,906	0.0
458,421	4.500%, due 02/01/41	495,990	0.0
326,995	4.500%, due 02/01/41	353,895	0.0
7,064,991	4.500%, due 02/01/41	7,643,487	0.2
725,488	4.500%, due 03/01/41	784,803	0.0
162,382	4.500%, due 03/01/41	175,561	0.0
435,529	4.500%, due 03/01/41	471,127	0.0
490,115	4.500%, due 03/01/41	530,186	0.0
28,329	4.500%, due 03/01/41	30,649	0.0
128,130	4.500%, due 03/01/41	138,583	0.0
324,317	4.500%, due 03/01/41	350,814	0.0
998,859	4.500%, due 03/01/41	1,080,541	0.0
166,466	4.500%, due 03/01/41	180,129	0.0
1,243,703	4.500%, due 04/01/41	1,345,602	0.0
2,474,847	4.500%, due 04/01/41	2,677,580	0.1
525,194	4.500%, due 04/01/41	568,042	0.0
147,550	4.500%, due 04/01/41	159,330	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
64,457		4.500%, due 04/01/41	$69,720	0.0
185,757		4.500%, due 04/01/41	200,973	0.0
615,535		4.500%, due 04/01/41	665,761	0.0
33,656		4.500%, due 04/01/41	36,406	0.0
212,156		4.500%, due 04/01/41	229,468	0.0
145,117		4.500%, due 04/01/41	156,703	0.0
15,167		4.500%, due 05/01/41	16,490	0.0
760,346		4.500%, due 05/01/41	823,429	0.0
130,543		4.500%, due 05/01/41	141,209	0.0
348,270		4.500%, due 05/01/41	376,530	0.0
14,250,354		4.500%, due 05/01/41	15,421,361	0.3
1,492,106		4.500%, due 05/01/41	1,612,623	0.1
152,245		4.500%, due 05/01/41	164,715	0.0
2,123,512		4.500%, due 05/01/41	2,297,871	0.1
27,485		4.500%, due 05/01/41	29,731	0.0
2,056,297		4.500%, due 05/01/41	2,220,467	0.1
1,460,581		4.500%, due 06/01/41	1,580,415	0.1
69,468		4.500%, due 06/01/41	75,161	0.0
200,931		4.500%, due 06/01/41	217,365	0.0
1,397,097		4.500%, due 06/01/41	1,511,803	0.0
31,438		4.500%, due 07/01/41	34,006	0.0
221,926		4.500%, due 07/01/41	240,110	0.0
584,122		4.500%, due 07/01/41	630,757	0.0
521,622		4.500%, due 07/01/41	564,453	0.0
279,241		4.500%, due 07/01/41	302,125	0.0
603,941		4.500%, due 07/01/41	653,325	0.0
76,902		4.500%, due 07/01/41	83,216	0.0
11,976		4.500%, due 07/01/41	12,942	0.0
863,607		4.500%, due 08/01/41	934,917	0.0
100,127		4.500%, due 08/01/41	108,348	0.0
686,023		4.500%, due 08/01/41	741,914	0.0
730,860		4.500%, due 08/01/41	790,700	0.0
598,653		4.500%, due 08/01/41	647,807	0.0
274,499		4.500%, due 08/01/41	296,414	0.0
259,034		4.500%, due 08/01/41	279,715	0.0
209,373		4.500%, due 08/01/41	226,468	0.0
92,134		4.500%, due 09/01/41	99,698	0.0
6,930,585		4.500%, due 09/01/41	7,498,050	0.2
741,562		4.500%, due 09/01/41	802,436	0.0
2,457,764		4.500%, due 09/01/41	2,660,931	0.1
7,108,858		4.500%, due 09/01/41	7,688,423	0.2
29,308		4.500%, due 09/01/41	31,708	0.0
598,607		4.500%, due 10/01/41	647,741	0.0
4,050,363		4.500%, due 10/01/41	4,382,940	0.1
740,312		4.500%, due 10/01/41	801,093	0.0
1,771,958		4.500%, due 10/01/41	1,917,246	0.1
4,755,674		4.500%, due 10/01/41	5,146,092	0.1
162,769		4.500%, due 10/01/41	176,135	0.0
155,586		4.500%, due 10/01/41	168,342	0.0
223,759		4.500%, due 10/01/41	242,093	0.0
29,795		4.500%, due 11/01/41	32,242	0.0
1,611,929		4.500%, due 11/01/41	1,744,284	0.1
772,162		4.500%, due 12/01/41	835,387	0.0
3,566,632		4.500%, due 12/01/41	3,859,473	0.1
57,897		4.500%, due 01/01/42	63,072	0.0
222,368		4.500%, due 01/01/42	240,122	0.0
149,467		4.500%, due 01/01/42	161,724	0.0
38,746		4.500%, due 02/01/42	41,907	0.0
38,936		4.500%, due 03/01/42	42,176	0.0
227,714		4.500%, due 03/01/42	246,603	0.0
353,472		4.500%, due 04/01/42	382,190	0.0
26,924		4.500%, due 08/01/42	29,331	0.0
26,071		4.500%, due 09/01/42	28,230	0.0
29,659		4.500%, due 01/01/43	32,027	0.0
42,764		4.500%, due 12/01/43	46,226	0.0
521,921		4.997%, due 07/01/35	560,399	0.0
4,156,146	^	5.000%, due 05/25/18	250,852	0.0
4,122		5.000%, due 04/01/23	4,546	0.0
82,761		5.000%, due 12/01/23	89,127	0.0
286,580		5.000%, due 04/01/26	316,127	0.0
319,301		5.000%, due 05/01/26	352,222	0.0
181,258		5.000%, due 08/01/27	199,946	0.0
86,831		5.000%, due 04/01/28	95,784	0.0
576,836		5.000%, due 05/01/33	638,093	0.0
1,112,646		5.000%, due 06/01/33	1,230,816	0.0
91,657		5.000%, due 08/01/33	101,423	0.0
1,159,461		5.000%, due 09/01/33	1,282,872	0.0
277,993		5.000%, due 02/01/34	307,491	0.0
579,271		5.000%, due 03/01/34	640,848	0.0
195,125		5.000%, due 06/01/34	215,414	0.0
1,598,607		5.000%, due 07/25/34	1,632,653	0.1
28,664		5.000%, due 11/01/34	31,619	0.0
1,274,820		5.000%, due 02/01/35	1,410,289	0.0
1,425,121		5.000%, due 03/01/35	1,576,206	0.0
138,453		5.000%, due 04/01/35	153,040	0.0
44,436		5.000%, due 05/01/35	49,164	0.0
5,170,158		5.000%, due 07/01/35	5,719,781	0.1
1,886,808		5.000%, due 07/01/35	2,087,419	0.1
440,170		5.000%, due 08/01/35	485,554	0.0
24,632		5.000%, due 09/01/35	27,244	0.0
14,203		5.000%, due 10/01/35	15,708	0.0
495,402		5.000%, due 10/01/35	547,873	0.0
834,976		5.000%, due 02/01/36	923,336	0.0
266,184		5.000%, due 03/01/36	294,388	0.0
284,544		5.000%, due 04/01/36	314,654	0.0
249,241		5.000%, due 05/01/36	275,373	0.0
1,665,407		5.000%, due 07/01/36	1,842,405	0.1
7,149,617		5.000%, due 12/01/36	7,906,320	0.2
6,024,952		5.000%, due 07/01/37	6,664,571	0.2
2,404,125		5.000%, due 07/01/37	2,659,839	0.1
200,084		5.000%, due 04/01/39	220,714	0.0
210,362		5.000%, due 07/01/39	232,224	0.0
1,567,528		5.000%, due 11/01/40	1,736,852	0.1
32,058,353	^	5.000%, due 01/25/41	4,971,013	0.1
608,029		5.000%, due 03/01/41	672,716	0.0
249,385		5.000%, due 04/01/41	275,865	0.0
831,857		5.000%, due 05/01/41	919,509	0.0
1,899,267		5.000%, due 06/01/41	2,099,671	0.1
3,268,488		5.000%, due 06/01/41	3,619,668	0.1
9,882,984	^	5.000%, due 04/25/42	2,205,394	0.1
704		5.500%, due 10/01/16	745	0.0
4,507		5.500%, due 11/01/16	4,770	0.0
13,309		5.500%, due 12/01/16	14,085	0.0
1,470		5.500%, due 04/01/17	1,556	0.0
148,446		5.500%, due 01/01/18	157,151	0.0
1,695		5.500%, due 01/01/18	1,795	0.0
49,201		5.500%, due 02/01/18	52,101	0.0
3,211		5.500%, due 02/01/18	3,400	0.0
2,940		5.500%, due 03/01/18	3,113	0.0
747		5.500%, due 06/01/18	791	0.0
12,292		5.500%, due 10/01/18	13,024	0.0
8,074		5.500%, due 01/01/20	8,551	0.0
7,661		5.500%, due 02/01/21	8,331	0.0
2,732		5.500%, due 12/01/22	2,989	0.0
225,966		5.500%, due 06/01/23	251,466	0.0
397,733		5.500%, due 02/01/24	444,091	0.0
44,212		5.500%, due 01/01/25	47,945	0.0
12,921		5.500%, due 08/01/25	14,033	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
10,285		5.500%, due 01/01/32	$11,445	0.0
3,841		5.500%, due 04/01/33	4,314	0.0
86,309		5.500%, due 10/01/33	96,048	0.0
92,651		5.500%, due 10/01/33	103,957	0.0
3,215		5.500%, due 11/01/33	3,607	0.0
54,314		5.500%, due 11/01/33	60,875	0.0
137,682		5.500%, due 11/01/33	153,219	0.0
39,596		5.500%, due 11/01/33	44,446	0.0
61,706		5.500%, due 12/01/33	68,669	0.0
446,348		5.500%, due 12/01/33	496,718	0.0
73,958		5.500%, due 12/01/33	82,966	0.0
4,929		5.500%, due 12/01/33	5,531	0.0
926,259		5.500%, due 12/01/33	1,037,803	0.0
128,159		5.500%, due 12/01/33	143,955	0.0
124,967		5.500%, due 01/01/34	139,070	0.0
36,896		5.500%, due 01/01/34	41,194	0.0
3,200		5.500%, due 01/01/34	3,592	0.0
45,989		5.500%, due 01/01/34	51,381	0.0
202,697		5.500%, due 11/01/34	227,322	0.0
83,250		5.500%, due 11/01/34	93,415	0.0
3,980		5.500%, due 12/01/34	4,460	0.0
103,111		5.500%, due 01/01/35	115,811	0.0
125,396		5.500%, due 01/01/35	140,475	0.0
25,803		5.500%, due 01/01/35	28,928	0.0
5,997,294		5.500%, due 02/01/35	6,720,754	0.2
23,136		5.500%, due 02/01/35	25,757	0.0
106,408		5.500%, due 03/01/35	118,416	0.0
2,633,545		5.500%, due 08/01/35	2,967,268	0.1
2,504		5.500%, due 11/01/35	2,788	0.0
2,022		5.500%, due 12/01/35	2,256	0.0
3,748		5.500%, due 12/01/35	4,195	0.0
399,610		5.500%, due 01/01/36	446,955	0.0
3,657		5.500%, due 02/01/36	4,070	0.0
56,971		5.500%, due 04/01/36	63,560	0.0
4,007,113		5.500%, due 07/01/36	4,490,918	0.1
2,369		5.500%, due 08/01/36	2,638	0.0
197,638		5.500%, due 09/01/36	221,616	0.0
67,914		5.500%, due 01/01/37	75,651	0.0
393,504		5.500%, due 01/01/37	441,813	0.0
241,143		5.500%, due 02/01/37	268,751	0.0
1,347,761		5.500%, due 03/01/37	1,508,303	0.0
49,052		5.500%, due 04/01/37	54,630	0.0
174,552		5.500%, due 05/01/37	194,250	0.0
2,737		5.500%, due 05/01/37	3,047	0.0
117,040		5.500%, due 06/01/37	130,370	0.0
183,124		5.500%, due 06/01/37	203,789	0.0
152,298		5.500%, due 06/01/37	169,485	0.0
136,993		5.500%, due 07/01/37	152,523	0.0
198,301		5.500%, due 08/01/37	221,900	0.0
130,485		5.500%, due 08/01/37	145,213	0.0
534,631		5.500%, due 09/01/37	595,315	0.0
2,180		5.500%, due 11/01/37	2,426	0.0
2,347,007		5.500%, due 01/01/38	2,611,864	0.1
5,994		5.500%, due 02/01/38	6,673	0.0
2,960		5.500%, due 02/01/38	3,294	0.0
109,645		5.500%, due 03/01/38	122,018	0.0
1,283,898		5.500%, due 03/01/38	1,441,280	0.0
110,874		5.500%, due 04/01/38	123,400	0.0
2,266		5.500%, due 04/01/38	2,522	0.0
522,278		5.500%, due 04/01/38	581,387	0.0
13,953		5.500%, due 05/01/38	15,536	0.0
844,244		5.500%, due 05/01/38	939,788	0.0
1,680,016		5.500%, due 05/01/38	1,869,829	0.1
132,085		5.500%, due 06/01/38	146,991	0.0
458,821		5.500%, due 06/01/38	510,692	0.0
12,766,215		5.500%, due 06/01/38	14,209,318	0.3
217,073		5.500%, due 07/01/38	243,891	0.0
2,677		5.500%, due 07/01/38	2,979	0.0
360,944		5.500%, due 07/01/38	401,676	0.0
455,312		5.500%, due 08/01/38	506,693	0.0
116,800		5.500%, due 08/01/38	129,980	0.0
309,410		5.500%, due 11/01/38	344,385	0.0
1,999		5.500%, due 12/01/38	2,225	0.0
6,316		5.500%, due 12/01/38	7,028	0.0
168,426		5.500%, due 12/01/38	187,532	0.0
2,058,638		5.500%, due 01/01/39	2,290,953	0.1
527,409		5.500%, due 01/01/39	587,159	0.0
1,343,287		5.500%, due 06/01/39	1,507,555	0.0
749,568		5.500%, due 06/01/39	841,953	0.0
152,299		5.500%, due 05/01/40	169,936	0.0
120,529		5.500%, due 06/01/40	134,261	0.0
10,783,497	^	5.500%, due 11/25/40	2,180,066	0.1
94,497		5.500%, due 07/01/41	105,161	0.0
4,767,271		5.500%, due 09/01/41	5,305,427	0.1
1,579,185		5.500%, due 09/01/41	1,767,344	0.1
41,149,273	^	5.946%, due 12/25/42	8,620,291	0.2
11,454		6.000%, due 06/01/16	11,762	0.0
19,646		6.000%, due 08/01/16	20,242	0.0
277		6.000%, due 08/01/16	285	0.0
6,843		6.000%, due 10/01/16	7,054	0.0
6,595		6.000%, due 10/01/16	6,790	0.0
5,260		6.000%, due 01/01/17	5,379	0.0
5,281		6.000%, due 01/01/17	5,456	0.0
5,667		6.000%, due 02/01/17	5,848	0.0
542		6.000%, due 02/01/17	561	0.0
277		6.000%, due 02/01/17	287	0.0
96		6.000%, due 03/01/17	100	0.0
4,744		6.000%, due 04/01/17	4,821	0.0
8,312		6.000%, due 04/01/17	8,577	0.0
15,073		6.000%, due 04/01/17	15,732	0.0
4,101		6.000%, due 04/01/17	4,253	0.0
3,605		6.000%, due 05/01/17	3,731	0.0
25,420		6.000%, due 05/01/17	26,317	0.0
16,559		6.000%, due 05/01/17	17,193	0.0
6,484		6.000%, due 05/01/17	6,717	0.0
26,645		6.000%, due 06/01/17	27,615	0.0
3,284		6.000%, due 06/01/17	3,403	0.0
10,698		6.000%, due 07/01/17	11,095	0.0
10,339		6.000%, due 08/01/17	10,761	0.0
10,327		6.000%, due 08/01/17	10,836	0.0
7,411		6.000%, due 08/01/17	7,686	0.0
102,838		6.000%, due 09/01/17	106,835	0.0
29,450		6.000%, due 09/01/17	30,706	0.0
304		6.000%, due 10/01/17	312	0.0
25,530		6.000%, due 11/01/17	26,576	0.0
1,180		6.000%, due 02/01/18	1,233	0.0
24,442		6.000%, due 04/01/18	25,442	0.0
11,268		6.000%, due 09/01/18	11,834	0.0
11,993		6.000%, due 10/01/18	12,613	0.0
7,366		6.000%, due 11/01/18	7,736	0.0
70,490		6.000%, due 09/01/21	79,596	0.0
819,363		6.000%, due 06/01/22	925,261	0.0
74,853		6.000%, due 09/01/22	84,523	0.0
77,824		6.000%, due 10/01/22	87,883	0.0
141,415		6.000%, due 01/01/23	159,683	0.0
4,436		6.000%, due 03/01/24	5,010	0.0
1,458,080		6.000%, due 12/01/26	1,651,934	0.1
1,581,299		6.000%, due 08/01/27	1,792,180	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,412,748		6.000%, due 09/01/27	$1,600,626	0.1
1,511,747		6.000%, due 10/01/27	1,711,841	0.1
3,075,850		6.000%, due 11/01/27	3,491,713	0.1
339,449		6.000%, due 11/01/28	384,356	0.0
477,116		6.000%, due 07/25/29	521,532	0.0
1,122,198		6.000%, due 07/25/29	1,226,668	0.0
1,423		6.000%, due 04/01/31	1,625	0.0
903,324		6.000%, due 04/25/31	1,000,104	0.0
1,168		6.000%, due 01/01/32	1,319	0.0
3,271		6.000%, due 11/01/32	3,728	0.0
165,204		6.000%, due 01/01/33	188,204	0.0
1,826,141	^	6.000%, due 08/25/33	408,832	0.0
11,585		6.000%, due 09/01/33	13,180	0.0
3,039		6.000%, due 01/01/34	3,457	0.0
222,417		6.000%, due 08/01/34	251,150	0.0
58,992		6.000%, due 05/01/35	66,641	0.0
24,873		6.000%, due 07/01/35	28,175	0.0
35,930		6.000%, due 07/01/35	40,909	0.0
475		6.000%, due 10/01/35	536	0.0
224,281		6.000%, due 11/01/35	255,419	0.0
5,969		6.000%, due 12/01/35	6,742	0.0
225,039		6.000%, due 12/01/35	255,700	0.0
260,598		6.000%, due 12/01/35	294,346	0.0
15,587		6.000%, due 01/01/36	17,728	0.0
179,059		6.000%, due 02/01/36	203,458	0.0
2,689		6.000%, due 02/01/36	3,056	0.0
142,956		6.000%, due 02/01/36	162,401	0.0
138,753		6.000%, due 03/01/36	157,679	0.0
131,558		6.000%, due 03/01/36	149,043	0.0
171,454		6.000%, due 04/01/36	194,387	0.0
82,128		6.000%, due 04/01/36	92,911	0.0
63,533		6.000%, due 05/01/36	72,036	0.0
72,710		6.000%, due 05/01/36	82,415	0.0
2,652		6.000%, due 06/01/36	3,004	0.0
31,468		6.000%, due 07/01/36	35,546	0.0
37,915		6.000%, due 07/01/36	42,894	0.0
9,314		6.000%, due 07/01/36	10,571	0.0
385,679		6.000%, due 07/01/36	436,982	0.0
165,934		6.000%, due 08/01/36	188,144	0.0
1,564,826		6.000%, due 08/01/36	1,775,053	0.1
18,252		6.000%, due 08/01/36	20,682	0.0
19,889		6.000%, due 08/01/36	22,568	0.0
102,942		6.000%, due 08/01/36	116,591	0.0
28,570		6.000%, due 09/01/36	32,261	0.0
226,141		6.000%, due 09/01/36	255,440	0.0
87,408		6.000%, due 09/01/36	99,109	0.0
107,819		6.000%, due 09/01/36	123,241	0.0
72,519		6.000%, due 09/01/36	81,891	0.0
75,781		6.000%, due 09/01/36	85,872	0.0
362,086		6.000%, due 09/01/36	409,630	0.0
41,736		6.000%, due 09/01/36	47,127	0.0
50,917		6.000%, due 10/01/36	57,991	0.0
61,915		6.000%, due 10/01/36	70,192	0.0
77,429		6.000%, due 10/01/36	87,432	0.0
26,042		6.000%, due 10/01/36	29,534	0.0
317,310		6.000%, due 10/01/36	359,618	0.0
44,088		6.000%, due 11/01/36	49,983	0.0
80,225		6.000%, due 11/01/36	90,976	0.0
14,505		6.000%, due 11/01/36	16,378	0.0
88,058		6.000%, due 11/01/36	99,629	0.0
8,889		6.000%, due 12/01/36	10,078	0.0
216,405		6.000%, due 12/01/36	245,240	0.0
22,280		6.000%, due 12/01/36	25,266	0.0
120,607		6.000%, due 12/01/36	136,188	0.0
16,378		6.000%, due 12/01/36	18,534	0.0
54,027		6.000%, due 12/01/36	61,006	0.0
46,666		6.000%, due 12/01/36	52,707	0.0
18,162		6.000%, due 01/01/37	20,510	0.0
39,842		6.000%, due 01/01/37	45,196	0.0
5,095		6.000%, due 01/01/37	5,774	0.0
59,597		6.000%, due 01/01/37	67,561	0.0
186,047		6.000%, due 01/01/37	210,794	0.0
126,273		6.000%, due 01/01/37	142,586	0.0
82,159		6.000%, due 02/01/37	92,773	0.0
66,166		6.000%, due 02/01/37	74,971	0.0
345,940		6.000%, due 02/01/37	390,660	0.0
67,814		6.000%, due 02/01/37	76,902	0.0
22,230		6.000%, due 03/01/37	25,219	0.0
112,238		6.000%, due 03/01/37	126,848	0.0
3,811		6.000%, due 03/01/37	4,314	0.0
48,640		6.000%, due 03/01/37	55,163	0.0
396,279		6.000%, due 03/01/37	448,956	0.0
6,368		6.000%, due 04/01/37	7,234	0.0
213,981		6.000%, due 04/01/37	242,747	0.0
11,996		6.000%, due 04/01/37	13,546	0.0
9,212		6.000%, due 04/01/37	10,425	0.0
510,465		6.000%, due 04/01/37	578,414	0.0
108,027		6.000%, due 04/01/37	122,997	0.0
2,414		6.000%, due 04/01/37	2,726	0.0
6,893		6.000%, due 04/01/37	7,783	0.0
33,033		6.000%, due 04/01/37	37,301	0.0
3,016		6.000%, due 04/01/37	3,405	0.0
71,495		6.000%, due 04/01/37	80,919	0.0
2,805		6.000%, due 04/01/37	3,167	0.0
63,481		6.000%, due 04/01/37	71,848	0.0
217,537		6.000%, due 04/01/37	246,039	0.0
1,998		6.000%, due 04/01/37	2,264	0.0
148,358		6.000%, due 04/01/37	167,528	0.0
149,608		6.000%, due 04/01/37	168,935	0.0
27,524		6.000%, due 04/01/37	31,079	0.0
63,551		6.000%, due 05/01/37	71,787	0.0
15,245		6.000%, due 05/01/37	17,239	0.0
115,063		6.000%, due 05/01/37	130,123	0.0
26,976		6.000%, due 05/01/37	30,461	0.0
198,877		6.000%, due 05/01/37	225,295	0.0
22,552		6.000%, due 05/01/37	25,482	0.0
84,498		6.000%, due 05/01/37	95,858	0.0
4,165		6.000%, due 05/01/37	4,738	0.0
143,400		6.000%, due 05/01/37	161,925	0.0
56,835		6.000%, due 05/01/37	64,412	0.0
14,267		6.000%, due 06/01/37	16,177	0.0
131,921		6.000%, due 06/01/37	149,047	0.0
11,385		6.000%, due 06/01/37	12,937	0.0
20,484		6.000%, due 06/01/37	23,181	0.0
6,391		6.000%, due 06/01/37	7,220	0.0
25,108		6.000%, due 06/01/37	28,382	0.0
232,805		6.000%, due 06/01/37	264,241	0.0
33,993		6.000%, due 06/01/37	38,524	0.0
61,309		6.000%, due 07/01/37	69,408	0.0
173,222		6.000%, due 07/01/37	195,600	0.0
63,187		6.000%, due 07/01/37	71,871	0.0
58,597		6.000%, due 07/01/37	66,183	0.0
14,686		6.000%, due 07/01/37	16,627	0.0
306,955		6.000%, due 07/01/37	347,547	0.0
78,376		6.000%, due 07/01/37	88,764	0.0
33,506		6.000%, due 07/01/37	37,942	0.0
22,186		6.000%, due 07/01/37	25,052	0.0
46,817		6.000%, due 07/01/37	53,272	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
71,093		6.000%, due 07/01/37	$80,688	0.0
46,512		6.000%, due 08/01/37	52,641	0.0
227,767		6.000%, due 08/01/37	257,958	0.0
180,887		6.000%, due 08/01/37	204,255	0.0
92,697		6.000%, due 08/01/37	104,774	0.0
311,366		6.000%, due 08/01/37	351,756	0.0
73,504		6.000%, due 08/01/37	83,062	0.0
148,370		6.000%, due 08/01/37	167,538	0.0
52,553		6.000%, due 08/01/37	59,342	0.0
202,552		6.000%, due 09/01/37	228,798	0.0
21,104		6.000%, due 09/01/37	23,900	0.0
84,857		6.000%, due 09/01/37	96,227	0.0
4,948		6.000%, due 09/01/37	5,587	0.0
61,700		6.000%, due 09/01/37	69,720	0.0
46,178		6.000%, due 09/01/37	52,159	0.0
1,340,854		6.000%, due 09/01/37	1,518,995	0.0
14,400		6.000%, due 10/01/37	16,261	0.0
14,753		6.000%, due 10/01/37	16,659	0.0
290,540		6.000%, due 11/01/37	328,073	0.0
192,847		6.000%, due 11/01/37	219,371	0.0
4,649		6.000%, due 11/01/37	5,250	0.0
40,910		6.000%, due 12/01/37	46,194	0.0
218,395		6.000%, due 12/01/37	247,177	0.0
36,626		6.000%, due 12/01/37	41,358	0.0
118,911		6.000%, due 12/01/37	134,633	0.0
264,306		6.000%, due 12/01/37	300,684	0.0
1,444,292		6.000%, due 01/01/38	1,663,763	0.1
170,093		6.000%, due 02/01/38	192,121	0.0
583,452		6.000%, due 02/01/38	661,627	0.0
563,843		6.000%, due 02/01/38	637,692	0.0
58,324		6.000%, due 03/01/38	65,859	0.0
62,196		6.000%, due 03/01/38	70,230	0.0
361,116		6.000%, due 05/01/38	407,766	0.0
19,361		6.000%, due 05/01/38	21,902	0.0
5,411		6.000%, due 06/01/38	6,111	0.0
261,202		6.000%, due 07/01/38	294,945	0.0
81,975		6.000%, due 07/01/38	92,565	0.0
2,144		6.000%, due 08/01/38	2,421	0.0
62,258		6.000%, due 09/01/38	70,300	0.0
127,318		6.000%, due 09/01/38	144,174	0.0
28,272		6.000%, due 09/01/38	31,924	0.0
33,120		6.000%, due 09/01/38	37,504	0.0
5,941		6.000%, due 10/01/38	6,709	0.0
5,742		6.000%, due 10/01/38	6,484	0.0
59,113		6.000%, due 10/01/38	66,750	0.0
57,310		6.000%, due 10/01/38	65,577	0.0
5,126		6.000%, due 11/01/38	5,789	0.0
2,827		6.000%, due 11/01/38	3,192	0.0
317,593		6.000%, due 12/01/38	360,159	0.0
234,826		6.000%, due 12/01/38	265,162	0.0
150,228		6.000%, due 12/01/39	169,711	0.0
2,085,999		6.000%, due 02/01/40	2,355,476	0.1
294,730		6.000%, due 09/01/40	335,051	0.0
1,019,318		6.000%, due 10/01/40	1,152,787	0.0
1,495,093		6.000%, due 05/01/41	1,692,917	0.1
7,171,881	^	6.296%, due 02/25/42	1,330,356	0.0
8,857,646	^	6.446%, due 10/25/40	1,589,469	0.1
15,683,894	^	6.466%, due 06/25/40	2,754,586	0.1
8		6.500%, due 11/01/15	8	0.0
6,262		6.500%, due 09/01/16	6,431	0.0
1,161		6.500%, due 02/01/17	1,164	0.0
1,314		6.500%, due 02/01/17	1,366	0.0
1,754		6.500%, due 02/01/17	1,818	0.0
724		6.500%, due 03/01/17	749	0.0
11,255		6.500%, due 04/01/17	11,630	0.0
12,896		6.500%, due 04/01/27	14,608	0.0
14,214		6.500%, due 02/01/28	16,101	0.0
226		6.500%, due 06/01/29	256	0.0
23,685		6.500%, due 01/01/32	26,965	0.0
28,179		6.500%, due 04/01/32	32,508	0.0
24,267		6.500%, due 09/01/32	27,491	0.0
48,834		6.500%, due 10/01/32	55,323	0.0
48,383		6.500%, due 10/01/32	55,028	0.0
17,949		6.500%, due 03/01/38	21,397	0.0
1,163,675		6.500%, due 06/17/38	1,195,682	0.0
2,531,639	^	6.546%, due 08/25/26	346,652	0.0
8,339,780	^	6.586%, due 01/25/37	1,549,249	0.0
20,542,355	^	6.596%, due 10/25/35	3,699,062	0.1
3,545		7.000%, due 08/01/25	3,976	0.0
1,816		7.000%, due 11/01/25	1,866	0.0
14,850		7.000%, due 12/01/25	15,938	0.0
1,688		7.000%, due 12/01/25	1,746	0.0
5,538		7.000%, due 02/01/26	6,010	0.0
19,498		7.000%, due 02/01/26	19,768	0.0
10,910		7.000%, due 03/01/26	12,044	0.0
5,562		7.000%, due 03/01/26	5,778	0.0
23,536		7.000%, due 03/01/26	25,883	0.0
11,092		7.000%, due 03/01/26	11,243	0.0
2,487		7.000%, due 12/01/27	2,778	0.0
18,538		7.000%, due 06/01/31	19,127	0.0
966,309		7.000%, due 03/01/38	1,170,039	0.0
977,543		7.000%, due 04/01/38	1,072,238	0.0
3,222		7.500%, due 11/01/29	3,672	0.0
9,089		7.500%, due 10/01/30	9,335	0.0
59,332		7.500%, due 11/01/30	63,138	0.0
25,462		7.500%, due 09/01/31	31,116	0.0
29,559		10.000%, due 02/25/19	32,427	0.0
1,708,211		15.114%, due 03/25/38	2,126,791	0.1
224,874		23.382%, due 07/25/35	251,185	0.0
614,384		24.546%, due 01/25/35	829,098	0.0
168,879		27.982%, due 02/25/34	234,530	0.0
591,052		32.678%, due 11/25/36	1,014,459	0.0
			1,165,155,237	24.8

		Government National Mortgage Association: 4.3%
164,902		1.625%, due 01/20/27	169,972	0.0
199,709		1.625%, due 08/20/27	206,190	0.0
144,508		1.625%, due 10/20/29	149,565	0.0
23,822		1.625%, due 12/20/29	24,658	0.0
69,122,000		3.500%, due 07/20/42	71,427,864	1.5
13,682,071	^	4.000%, due 08/16/26	1,775,305	0.1
3,098,355		4.000%, due 11/20/40	3,298,640	0.1
23,178,000		4.000%, due 06/20/41	24,565,055	0.5
1,402,951		4.000%, due 10/20/41	1,471,999	0.0
1,795,170		4.000%, due 10/20/42	1,906,997	0.1
10,275,750	^	4.500%, due 12/20/37	1,037,381	0.0
7,748,000		4.500%, due 03/20/39	8,404,158	0.2
6,353,393		4.500%, due 05/20/39	6,918,362	0.2
2,000,000		4.500%, due 05/20/39	2,156,043	0.1
5,822,150	^	4.500%, due 05/20/40	970,090	0.0
4,682,483		4.500%, due 08/20/41	5,098,519	0.1
3,044,481		4.750%, due 05/20/39	3,329,974	0.1
30,061		5.000%, due 11/15/35	33,255	0.0
23,069		5.000%, due 11/15/35	25,516	0.0
14,141		5.000%, due 11/15/35	15,573	0.0
38,988		5.000%, due 11/15/35	42,940	0.0
843,396		5.000%, due 03/15/38	928,460	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
29,756		5.000%, due 06/15/38	$32,757	0.0
11,047		5.000%, due 07/15/38	12,161	0.0
11,324		5.000%, due 09/15/38	12,467	0.0
2,274,969		5.000%, due 12/15/38	2,513,210	0.1
4,380,024		5.000%, due 01/15/39	4,842,092	0.1
533,149		5.000%, due 01/15/39	587,212	0.0
475,012		5.000%, due 02/15/39	522,947	0.0
202,979		5.000%, due 02/15/39	224,348	0.0
724,074		5.000%, due 03/15/39	800,222	0.0
557,018		5.000%, due 03/15/39	615,902	0.0
15,361		5.000%, due 03/15/39	16,982	0.0
785,907		5.000%, due 05/15/39	867,303	0.0
4,181		5.000%, due 05/15/39	4,605	0.0
254,812		5.000%, due 05/15/39	281,297	0.0
2,582,771	^	5.000%, due 06/16/39	15,117	0.0
469,617		5.000%, due 07/15/39	519,642	0.0
32,769		5.000%, due 11/15/39	36,217	0.0
4,101,190	^	5.000%, due 11/20/39	752,411	0.0
12,851,612	^	5.000%, due 01/20/40	3,597,077	0.1
8,783,738	^	5.000%, due 03/20/40	1,595,784	0.0
7,515		5.000%, due 04/15/40	8,311	0.0
846,921		5.000%, due 09/15/40	936,652	0.0
264,665		5.000%, due 10/15/40	292,762	0.0
5,002,621	^	5.000%, due 10/20/40	901,630	0.0
382,177		5.000%, due 05/15/42	420,466	0.0
5,006,738		5.140%, due 10/20/60	5,478,634	0.1
2,727,602		5.288%, due 10/20/60	3,010,743	0.1
11,507,731	^	5.447%, due 06/20/44	2,214,488	0.1
2,418,931		5.500%, due 09/15/39	2,711,609	0.1
1,474,470		5.500%, due 03/20/60	1,621,167	0.0
9,052,500	^	5.697%, due 06/20/40	1,424,846	0.0
37,183,213	^	5.946%, due 05/16/40	5,448,631	0.1
42,781,978	^	6.046%, due 04/16/44	6,050,103	0.1
32,634,306	^	6.047%, due 05/20/37	4,954,877	0.1
6,629,006	^	6.047%, due 06/20/38	728,493	0.0
11,487,095	^	6.047%, due 04/20/39	1,657,170	0.1
7,428,241	^	6.147%, due 05/20/39	759,516	0.0
5,591,813	^	6.247%, due 04/20/38	821,034	0.0
3,980,547	^	6.346%, due 05/16/38	676,958	0.0
11,150,681	^	6.346%, due 01/16/39	1,939,518	0.1
15,894,646	^	6.467%, due 08/20/40	3,307,873	0.1
7,283,920	^	6.496%, due 09/16/40	1,320,240	0.0
3,053,704	^	6.616%, due 02/16/35	537,386	0.0
6,658,110	^	6.847%, due 04/20/36	659,373	0.0
214,837		7.000%, due 05/16/32	241,672	0.0
1,056,778		21.551%, due 03/20/37	1,583,374	0.0
620,119		24.737%, due 04/16/37	870,552	0.0
			202,384,347	4.3

	Total U.S. Government Agency Obligations (Cost $1,604,067,305)		1,629,731,184	34.7

U.S. TREASURY OBLIGATIONS: 16.7%
		U.S. Treasury Bonds: 5.5%
63,264,000		2.375%, due 08/15/24	62,557,215	1.4
168,132,000		3.375%, due 05/15/44	173,622,518	3.7
15,000,000		5.000%, due 05/15/37	19,802,340	0.4
			255,982,073	5.5

		U.S. Treasury Notes: 11.2%
43,042,000		0.500%, due 09/30/16	42,969,689	0.9
1,490,000		0.875%, due 09/15/16	1,498,119	0.0
272,043,000		1.000%, due 09/15/17	271,649,898	5.8
10,000		1.125%, due 04/30/20	9,567	0.0
15,500,000		1.250%, due 11/30/18	15,292,331	0.3
7,819,000		1.375%, due 11/30/15	7,925,745	0.2
2,909,000		1.375%, due 09/30/18	2,891,843	0.1
24,400,000		1.500%, due 12/31/18	24,285,613	0.5
7,300,000		1.500%, due 02/28/19	7,250,382	0.1
4,595,000		1.625%, due 04/30/19	4,579,202	0.1
37,899,000		1.750%, due 09/30/19	37,859,017	0.8
111,903,000		2.125%, due 09/30/21	111,229,792	2.4
			527,441,198	11.2

	Total U.S. Treasury Obligations (Cost $783,293,236)		783,423,271	16.7

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		Financials: 0.0%
1,500	#,P	Ally Financial, Inc.	1,508,906	0.0

	Total Preferred Stock (Cost $1,443,750)		1,508,906	0.0

INVESTMENT COMPANIES: 11.5%
		Affiliated Investment Companies: 11.5%
6,834,304		Voya Emerging Markets Corporate Debt Fund - Class P	68,069,673	1.4
13,433,639		Voya Emerging Markets Hard Currency Debt Fund - Class P	129,500,283	2.8
6,959,148		Voya Emerging Markets Local Currency Debt Fund - Class P	58,874,394	1.3
2,077,421		Voya Floating Rate Fund - Class P	20,940,404	0.4
10,076,417		Voya High Yield Bond Fund - Class P	83,029,676	1.8
9,171,271		Voya Investment Grade Credit Fund - Class P	99,875,142	2.1
7,967,777		Voya Securitized Credit Fund - Class P	80,394,874	1.7

	Total Investment Companies (Cost $554,575,635)		540,684,446	11.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Interest Rate Swaptions: 0.1%
905,910,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 11/03/14 Counterparty: Deutsche Bank AG	3,510,178	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	Interest Rate Swaptions: (continued)
993,819,485	@ Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	$818,053	0.0
		4,328,231	0.1

	Total Purchased Options (Cost $11,845,223)	4,328,231	0.1

	Total Long-Term Investments (Cost $5,070,787,715)	5,120,782,296	109.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Commercial Paper: 5.1%
12,700,000	American Electric, 0.240%, 10/16/14	12,698,646	0.3
18,000,000	Apache Corp., 0.270%, 10/02/14	17,999,720	0.4
26,150,000	Autozone Inc., 0.230%, 10/08/14	26,148,488	0.6
20,000,000	Campbell Soup Co., 0.180%, 11/10/14	19,995,832	0.4
9,000,000	Campbell Soup Co., 0.180%, 11/17/14	8,997,804	0.2
11,250,000	CVS Caremark Corp., 0.220%, 10/09/14	11,249,381	0.2
16,250,000	Dominion Res Inc., 0.230%, 10/10/14	16,248,962	0.3
10,000,000	Kellogg Co., 0.200%, 10/10/14	9,999,445	0.2
19,350,000	Standard Chartered Bank, 0.170%, 11/13/14	19,346,092	0.4
14,472,000	Time Warner Cable Inc., 0.250%, 10/06/14	14,471,397	0.3
9,524,000	Time Warner Cable Inc., 0.270%, 10/31/14	9,521,786	0.2
2,200,000	Time Warner Cable Inc., 0.280%, 10/24/14	2,199,589	0.1
8,250,000	Time Warner Cable Inc., 0.300%, 11/14/14	8,246,906	0.2
40,000,000	United Healthcare Corp., 0.230%, 10/07/14	39,998,211	0.9
5,000,000	Vodafone, 0.480%, 06/29/15	4,981,850	0.1
16,000,000	VW CR Inc., 0.240%, 10/22/14	15,997,165	0.3
2,000,000	VW CR Inc., 0.290%, 10/21/14	1,999,662	0.0
		240,100,936	5.1

	Securities Lending Collateralcc(1): 0.7%
7,811,788	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $7,811,788, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $7,974,450, due 11/17/14-11/15/42)	7,811,788	0.2
7,811,788	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $7,811,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $7,968,024, due 10/23/14-03/01/48)	7,811,788	0.2
2,641,317	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $2,641,318, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $2,694,144, due 12/31/15-06/30/18)	2,641,317	0.0
7,811,788	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $7,811,788, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,968,024, due 10/02/14-10/01/44)	7,811,788	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
6,814,970	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $6,814,979, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $6,950,819, due 04/15/16-01/15/29)	$6,814,970	0.1
		32,891,651	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
17,146,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $17,146,000)	17,146,000	0.4

	Total Short-Term Investments (Cost $290,138,587)	290,138,587	6.2

	Total Investments in Securities (Cost $5,360,926,302)	$5,410,920,883	115.2
	Liabilities in Excess of Other Assets	(714,189,145)	(15.2)
	Net Assets	$4,696,731,738	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $5,362,897,006.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$99,731,977
Gross Unrealized Depreciation	(51,708,100)

Net Unrealized Appreciation	$48,023,877

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Preferred Stock	$–	$1,508,906	$–	$1,508,906
Purchased Options	–	4,328,231	–	4,328,231
Corporate Bonds/Notes	–	1,111,169,448	–	1,111,169,448
Collateralized Mortgage Obligations	–	522,117,220	8,340,530	530,457,750
Short-Term Investments	17,146,000	272,992,587	–	290,138,587
Investment Companies	540,684,446	–	–	540,684,446
Asset-Backed Securities	–	472,671,947	2,030,100	474,702,047
U.S. Treasury Obligations	–	783,423,271	–	783,423,271
U.S. Government Agency Obligations	–	1,629,731,184	–	1,629,731,184
Foreign Government Bonds	–	44,777,013	–	44,777,013
Total Investments, at fair value	$557,830,446	$4,842,719,807	$10,370,630	$5,410,920,883
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,261,976	–	2,261,976
Futures	2,724,928	–	–	2,724,928
Total Assets	$560,555,374	$4,844,981,783	$10,370,630	$5,415,907,787
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(398,655)	$–	$(398,655)
Futures	(72,567)	–	–	(72,567)
OTC Swaps	–	(7,816,990)	–	(7,816,990)
Written Options	–	(5,550,729)	–	(5,550,729)
Total Liabilities	$(72,567)	$(13,766,374)	$–	$(13,838,941)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$42,258,565	$24,150,709	$-	$1,660,399	$68,069,673	$2,137,465	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	99,206,835	26,794,443	-	3,499,005	129,500,283	4,802,919	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	49,180,846	12,937,641	-	(3,244,093)	58,874,394	1,653,806	-	-
Voya Floating Rate Fund - Class P	10,751,857	10,438,503	-	(249,956)	20,940,404	438,503	-	-
Voya High Yield Bond Fund - Class P	28,819,586	55,442,989	-	(1,232,899)	83,029,676	3,105,092	-	-
Voya Investment Grade Credit Fund - Class P	47,699,100	49,735,718	-	2,440,324	99,875,142	2,589,319	-	-
Voya Securitized Credit Fund - Class P	-	80,035,529	-	359,345	80,394,874	35,529	-	-
	$277,916,789	$259,535,532	$-	$3,232,125	$540,684,446	$14,762,633	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	3,402,925	Buy	11/21/14	$4,548,435	$4,299,573	$(248,862)
BNP Paribas Bank	Indonesian Rupiah	27,113,543,243	Buy	11/21/14	2,257,580	2,188,957	(68,623)
Citigroup, Inc.	Czech Koruna	19,403,537	Buy	12/19/14	908,539	892,244	(16,295)
Credit Suisse Group AG	Singapore Dollar	1,301,141	Buy	11/21/14	1,045,194	1,019,916	(25,278)
JPMorgan Chase & Co.	South Korean Won	1,122,984,680	Buy	11/21/14	1,098,435	1,058,838	(39,597)
							$(398,655)

Barclays Bank PLC	Philippine Peso	30,666,070	Sell	11/21/14	$701,420	$681,141	$20,279
Barclays Bank PLC	Romanian New Leu	2,063,414	Sell	12/19/14	601,316	587,575	13,741
Barclays Bank PLC	Mexican Peso	78,679,027	Sell	12/19/14	5,979,240	5,826,670	152,570
Barclays Bank PLC	Russian Ruble	225,086,922	Sell	12/19/14	5,935,398	5,596,451	338,947
BNP Paribas Bank	Chilean Peso	200,391,584	Sell	12/19/14	338,843	332,756	6,087
BNP Paribas Bank	Brazilian Real	10,946,559	Sell	12/19/14	4,736,720	4,377,183	359,537
Deutsche Bank AG	Thai Baht	142,019,697	Sell	11/21/14	4,449,239	4,369,525	79,714
Deutsche Bank AG	Malaysian Ringgit	20,214,909	Sell	11/21/14	6,367,903	6,135,371	232,532
Deutsche Bank AG	Hungarian Forint	884,306,740	Sell	12/19/14	3,637,880	3,588,944	48,936
Deutsche Bank AG	Polish Zloty	13,782,743	Sell	12/19/14	4,246,724	4,147,203	99,521
Deutsche Bank AG	South African Rand	56,586,342	Sell	12/19/14	5,168,782	4,947,400	221,382
Deutsche Bank AG	Turkish Lira	11,701,978	Sell	12/19/14	5,286,401	5,038,068	248,333
Goldman Sachs & Co.	Indonesian Rupiah	77,308,289,368	Sell	11/21/14	6,526,109	6,241,330	284,779

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Peruvian Nuevo Sol	6,689,361	Sell	12/19/14	$2,318,589	$2,285,859	$32,730
HSBC	Colombian Peso	6,651,495,118	Sell	12/19/14	3,381,715	3,258,827	122,888
							$2,261,976

Voya Intermediate Bond Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	1,470	12/31/14	$321,700,327	$(72,567)
U.S. Treasury Ultra Long Bond	70	12/19/14	10,675,000	34,825
			$332,375,327	$(37,742)
Short Contracts
U.S. Treasury 10-Year Note	(866)	12/19/14	(107,938,786)	795,840
U.S. Treasury 5-Year Note	(3,190)	12/31/14	(377,242,414)	754,641
U.S. Treasury Long Bond	(1,049)	12/19/14	(144,663,656)	1,139,622
			$(629,844,856)	$2,690,103

Voya Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	59,220,000	$(4,906,012)	$(3,748,463)	$(1,157,549)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	11,280,000	(934,478)	(716,567)	(217,911)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	10,277,960	(851,466)	(641,033)	(210,433)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	13,580,180	(1,125,034)	(850,121)	(274,913)
							$(7,816,990)	$(5,956,184)	$(1,860,806)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Intermediate Bond Portfolio Written Swaptions Open on September 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Receive	2.760%	11/03/14	USD	480,130,000	$6,375,228	$(5,550,729)
Total Written Swaptions								$6,375,228	$(5,550,729)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$4,328,230
Foreign exchange contracts	Forward foreign currency contracts	2,261,976
Interest rate contracts	Futures contracts	2,724,928
Total Asset Derivatives		$9,315,134

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$398,655
Interest rate contracts	Futures contracts	72,567
Credit contracts	Credit default swaps	7,816,990
Interest rate contracts	Written options	5,550,729
Total Liability Derivatives		$13,838,941

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Totals
Assets:
Purchased options	$-	$-	$-	$-	$3,510,177	$818,053	$-	$-	$4,328,230
Forward foreign currency contracts	525,537	365,624	-	-	930,418	284,779	155,618	-	2,261,976
Total Assets	$525,537	$365,624	$-	$-	$4,440,595	$1,102,832	$155,618	$-	$6,590,206

Liabilities:
Forward foreign currency contracts	$248,862	$68,623	$16,295	$25,278	$-	$-	$-	$39,597	$398,655
Credit default swaps	-	-	4,906,012	-	1,785,944	-	1,125,034	-	7,816,990
Written options	-	-	-	-	5,550,729	-	-	-	5,550,729
Total Liabilities	$248,862	$68,623	$4,922,307	$25,278	$7,336,673	$-	$1,125,034	$39,597	$13,766,374

Net OTC derivative instruments by counterparty, at fair value	$276,675	$297,001	$(4,922,307)	$(25,278)	$(2,896,078)	$1,102,832	$(969,416)	$(39,597)	$(7,176,168)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$6,053,000	$-	$2,300,000	$(60,000)	$980,000	$-	$9,273,000

Net Exposure(1)	$276,675	$297,001	$1,130,693	$(25,278)	$(596,078)	$1,042,832	$10,584	$(39,597)	$2,096,832

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014